--------------------------------------------------------------------------------
To Our Variable Life Policyowners:
--------------------------------------------------------------------------------

                                                               February 24, 1997

     As an owner of a Provident Mutual variable life insurance policy, we are pleased to send you the Annual Report for the Separate Accounts for our Variable Life Insurance Policies.

     Attached to the Separate Accounts Annual Report is the Annual Report for the Market Street Fund, Inc. Under separate cover, you will be receiving the Annual Reports for the other Fund groups underlying the Separate Accounts to which you have elected to allocate your premiums.

     Thank you for your confidence in Provident Mutual and your variable life policy. Provident Mutual has continued its role as a leader in the variable life insurance marketplace. We are obviously very pleased with this result and are happy that you are a part of our success.

     We are happy to be of service to you. If you have a question about your policy, please contact your local agent or call our Service Center toll free at 1-800-688-5177.

                                            Sincerely,


                                            /s/ Robert W. Kloss
                                            Robert W. Kloss
                                            President

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Policyholders and
  Board of Directors of
Provident Mutual Life Insurance
  Company

We have audited the accompanying statements of assets and liabilities of the Provident Mutual Variable Separate Accounts (Growth, Money Market, Bond, Managed, Aggressive Growth, International, Zero Coupon Bond and Variable) as of December 31, 1996, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of the Provident Mutual Variable Separate Accounts. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Provident Mutual Variable Separate Accounts (Growth, Money Market, Bond, Managed, Aggressive Growth, International, Zero Coupon Bond and Variable) as of December 31, 1996, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The Supplementary Information is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has not been subjected to the auditing procedures applied in the audit of the basic financial statements and, accordingly, we express no opinion on it.

                                            COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 10, 1997

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                                       MONEY                                     AGGRESSIVE
                                       GROWTH          MARKET          BOND         MANAGED        GROWTH      INTERNATIONAL
                                      SEPARATE        SEPARATE       SEPARATE       SEPARATE      SEPARATE       SEPARATE
                                       ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street
  Fund, Inc., at market value:
  Growth Portfolio................  $ 168,890,765
  Money Market Portfolio..........                  $ 23,884,697
  Bond Portfolio..................                                 $ 11,184,610
  Managed Portfolio...............                                                $ 30,532,426
  Aggressive Growth Portfolio.....                                                               $25,897,926
  International Portfolio.........                                                                              $31,990,185
Dividends receivable..............                       103,332
Receivable from Provident Mutual
  Life Insurance Company..........                       632,687
                                     ------------    -----------    -----------    -----------   -----------    -----------
Total Assets......................    168,890,765     24,620,716     11,184,610     30,532,426    25,897,926     31,990,185
                                     ------------    -----------    -----------    -----------   -----------    -----------
LIABILITIES
Payable to Provident Mutual Life
  Insurance Company...............        100,215                        14,301         16,740
                                     ------------    -----------    -----------    -----------   -----------    -----------
NET ASSETS........................  $ 168,790,550   $ 24,620,716   $ 11,170,309   $ 30,515,686   $25,897,926    $31,990,185
                                     ============    ===========    ===========    ===========   ===========    ===========
Held for the benefit of
  policyholders...................  $ 168,591,808   $ 24,469,133   $ 11,066,910   $ 30,361,494   $25,727,632    $31,923,627
Attributable to Provident Mutual
  Life Insurance Company..........        198,742        151,583        103,399        154,192       170,294         66,558
                                     ------------    -----------    -----------    -----------   -----------    -----------
                                    $ 168,790,550   $ 24,620,716   $ 11,170,309   $ 30,515,686   $25,897,926    $31,990,185
                                     ============    ===========    ===========    ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                                                                                          ZERO
                                                                                                         COUPON
                                                                                                          BOND
                                                                                                        SEPARATE
                                                                                                        ACCOUNT

-----------------------------------------------------------------------------------------------------------------
                                                                                                          2006
                                                                                                         SERIES
                                                                                                       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Stripped ("Zero") U.S. Treasury Securities Fund, Provident Mutual Series A, at
  market value:
  2006 Series........................................................................................  $6,413,195
                                                                                                       ----------
LIABILITIES
Payable to Provident Mutual Life Insurance Company...................................................         598
                                                                                                       ----------
NET ASSETS...........................................................................................  $6,412,597
                                                                                                       ==========
Held for the benefit of policyholders................................................................  $6,351,576
Attributable to Provident Mutual Life Insurance Company..............................................      61,021
                                                                                                       ----------
                                                                                                       $6,412,597
                                                                                                       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                                                   VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                                      FIDELITY                      FIDELITY                     FIDELITY
                                       EQUITY-       FIDELITY         HIGH        FIDELITY         ASSET        FIDELITY
                                       INCOME         GROWTH         INCOME       OVERSEAS        MANAGER       INDEX 500
                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable
  Insurance Products Fund, at
  market value:
  Equity-Income Portfolio.........   $58,937,978
  Growth Portfolio................                  $76,905,059
  High Income Portfolio...........                                 $8,480,451
  Overseas Portfolio..............                                               $15,807,688
Investment in the Variable
  Insurance Products Fund II, at
  market value:
  Asset Manager Portfolio.........                                                              $31,713,849
  Index 500 Portfolio.............                                                                             $28,434,057
LIABILITIES
Payable to Provident Mutual Life
  Insurance Company...............           180
                                     -----------    -----------    ----------    -----------    -----------    -----------
NET ASSETS........................   $58,937,798    $76,905,059    $8,480,451    $15,807,688    $31,713,849    $28,434,057
                                     ===========    ===========    ==========    ===========    ===========    ===========
Held for the benefit of
  policyholders...................   $58,919,649    $76,792,371    $8,444,658    $15,766,083    $31,620,765    $28,397,260
Attributable to Provident Mutual
  Life Insurance Company..........        18,149        112,688        35,793         41,605         93,084         36,797
                                     -----------    -----------    ----------    -----------    -----------    -----------
                                     $58,937,798    $76,905,059    $8,480,451    $15,807,688    $31,713,849    $28,434,057
                                     ===========    ===========    ==========    ===========    ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1996
--------------------------------------------------------------------------------

                                                                      VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------------
                                                 FIDELITY                   NEUBERGER      NEUBERGER       NEUBERGER
                                                INVESTMENT     FIDELITY      & BERMAN      & BERMAN        & BERMAN
                                                GRADE BOND    CONTRAFUND     BALANCED       GROWTH          LIMITED
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     MATURITY BOND
                                                                                                          SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products
  Fund II, at market value:
  Investment Grade Bond Portfolio............   $4,996,981
  Contrafund Portfolio.......................                 $6,183,362
Investment in the Neuberger & Berman Advisers
  Management Trust, at market value:
  Balanced Portfolio.........................                               $4,627,706
  Growth Portfolio...........................                                             $17,052,789
  Limited Maturity Bond Portfolio............                                                             $ 2,517,888
                                                ----------    ----------    ----------    -----------      ----------
NET ASSETS...................................   $4,996,981    $6,183,362    $4,627,706    $17,052,789     $ 2,517,888
                                                ==========    ==========    ==========    ===========      ==========
Held for the benefit of policyholders........   $4,984,047    $6,152,800    $4,575,512    $17,004,246     $ 2,488,736
Attributable to Provident Mutual Life
  Insurance Company..........................       12,934        30,562        52,194         48,543          29,152
                                                ----------    ----------    ----------    -----------      ----------
                                                $4,996,981    $6,183,362    $4,627,706    $17,052,789     $ 2,517,888
                                                ==========    ==========    ==========    ===========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1996
--------------------------------------------------------------------------------

                                                                    VARIABLE SEPARATE ACCOUNT

----------------------------------------------------------------------------------------------------------------------
                                                            VAN ECK      VAN ECK GOLD     VAN ECK       ALGER AMERICAN
                                                           WORLDWIDE     AND NATURAL      EMERGING          SMALL
                                             TCI GROWTH       BOND        RESOURCES       MARKETS       CAPITALIZATION
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in TCI Portfolios, Inc., at
  market value:
  Growth Portfolio........................   $8,092,459
Investment in the Van Eck Worldwide
  Insurance Trust, at market value:
  Worldwide Bond Portfolio................                 $3,147,177
  Gold and Natural Resources Portfolio....                                $1,756,052
  Emerging Markets Portfolio..............                                               $2,216,381
Investment in the Alger American Fund, at
  market value:
  Small Capitalization Portfolio..........                                                               $7,964,072
                                             ----------    ----------     ----------     ----------      ----------
NET ASSETS................................   $8,092,459    $3,147,177     $1,756,052     $2,216,381      $7,964,072
                                             ==========    ==========     ==========     ==========      ==========
Held for the benefit of policyholders.....   $8,057,461    $3,118,867     $1,724,983     $2,188,336      $7,935,282
Attributable to Provident Mutual Life
  Insurance Company.......................       34,998        28,310         31,069         28,045          28,790
                                             ----------    ----------     -----------    ----------      -----------
                                             $8,092,459    $3,147,177     $1,756,052     $2,216,381      $7,964,072
                                             ==========    ==========     ==========     ==========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                           MONEY                                  AGGRESSIVE
                                            GROWTH        MARKET         BOND         MANAGED       GROWTH     INTERNATIONAL
                                           SEPARATE      SEPARATE      SEPARATE      SEPARATE      SEPARATE      SEPARATE
                                           ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT        ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................  $  4,325,341   $ 1,024,420   $   606,893   $ 1,018,010   $  206,506    $   289,229
                                          -----------      --------    ----------    ----------   ----------     ----------
EXPENSES
Mortality and expense risks............       954,536       141,194        66,990       179,326      151,081        191,387
Operating expense reimbursement........        (3,491)         (146)       (1,087)
                                          -----------      --------    ----------    ----------   ----------     ----------
Total expenses.........................       951,045       141,048        65,903       179,326      151,081        191,387
                                          -----------      --------    ----------    ----------   ----------     ----------
Net investment income..................     3,374,296       883,372       540,990       838,684       55,425         97,842
                                          -----------      --------    ----------    ----------   ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions
  reinvested...........................     6,799,388                                 1,102,736    2,080,731      1,172,472
Net realized gain (loss) from
  redemption of investment shares......     3,053,590                      (2,425)      628,270      460,172        273,023
                                          -----------      --------    ----------    ----------   ----------     ----------
Net realized gain (loss) on
  investments..........................     9,852,978                      (2,425)    1,731,006    2,540,903      1,445,495
                                          -----------      --------    ----------    ----------   ----------     ----------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year....................    23,244,683                     443,614     3,562,768    2,711,686      2,138,159
  End of year..........................    36,782,658                     143,144     4,034,365    4,227,761      3,295,188
                                          -----------      --------    ----------    ----------   ----------     ----------
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................    13,537,975                    (300,470)      471,597    1,516,075      1,157,029
                                          -----------      --------    ----------    ----------   ----------     ----------
Net realized and unrealized gain (loss)
  on investments.......................    23,390,953                    (302,895)    2,202,603    4,056,978      2,602,524
                                          -----------      --------    ----------    ----------   ----------     ----------
Net increase in net assets resulting
  from operations......................  $ 26,765,249   $   883,372   $   238,095   $ 3,041,287   $4,112,403    $ 2,700,366
                                          ===========      ========    ==========    ==========   ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                                           ZERO COUPON BOND
                                                                                           SEPARATE ACCOUNT

-----------------------------------------------------------------------------------------------------------------
                                                                                                          2006
                                                                                      1996 SERIES        SERIES
                                                                                      SUBACCOUNT**     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
EXPENSES
Mortality and expense risks.........................................................    $  4,977       $  33,364
Asset charge........................................................................       1,982          12,204
                                                                                        --------       ---------
Net investment loss.................................................................      (6,959)        (45,568)
                                                                                        --------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from redemption of investment shares..............................     230,886         132,042
                                                                                        --------       ---------
Net realized gain on investments....................................................     230,886         132,042
                                                                                        --------       ---------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.................................................................     195,315         910,239
  End of year.......................................................................                     744,136
                                                                                        --------       ---------
Net unrealized depreciation of investments during the year..........................    (195,315)       (166,103)
                                                                                        --------       ---------
Net realized and unrealized gain (loss) on investments..............................      35,571         (34,061)
                                                                                        --------       ---------
Net increase (decrease) in net assets resulting from operations.....................    $ 28,612       $ (79,629)
                                                                                        ========       =========

** For the year January 1, 1996 to May 15, 1996 (date of maturity).

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                VARIABLE SEPARATE ACCOUNT

----------------------------------------------------------------------------------------------------------------
                                           FIDELITY                FIDELITY                FIDELITY
                                           EQUITY-     FIDELITY      HIGH      FIDELITY     ASSET      FIDELITY
                                            INCOME      GROWTH      INCOME     OVERSEAS    MANAGER    INDEX 500
                                          SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................ $  55,034   $  133,186   $289,256    $ 105,244   $ 989,396   $ 114,956
EXPENSES
Mortality and expense risks..............   324,906      435,364     40,586       83,411     196,306     106,980
                                          ----------  ----------   --------   ----------  ----------  ----------
Net investment income (loss).............  (269,872)    (302,178)   248,670       21,833     793,090       7,976
                                          ----------  ----------   --------   ----------  ----------  ----------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
Realized gain distributions reinvested... 1,577,632    3,362,939     56,594      115,769     815,818     295,601
Net realized gain from redemption of
  investment shares......................   292,479      461,027    136,266       72,206      42,369     108,595
                                          ----------  ----------   --------   ----------  ----------  ----------
Net realized gain on investments......... 1,870,111    3,823,966    192,860      187,975     858,187     404,196
                                          ----------  ----------   --------   ----------  ----------  ----------
Net unrealized appreciation of
  investments:
  Beginning of year...................... 5,231,207    8,695,334    207,596      502,338   2,425,055   1,377,575
  End of year............................ 9,654,194   12,974,029    471,856    1,745,917   4,535,884   4,431,677
                                          ----------  ----------   --------   ----------  ----------  ----------
Net unrealized appreciation of
  investments during the year............ 4,422,987    4,278,695    264,260    1,243,579   2,110,829   3,054,102
                                          ----------  ----------   --------   ----------  ----------  ----------
Net realized and unrealized gain on
  investments............................ 6,293,098    8,102,661    457,120    1,431,554   2,969,016   3,458,298
                                          ----------  ----------   --------   ----------  ----------  ----------
Net increase in net assets resulting
  from operations....................... $6,023,226   $7,800,483   $705,790   $1,453,387  $3,762,106  $3,466,274
                                         ==========   ==========   ========   ==========  ==========  ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                            VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                                FIDELITY                                                             NEUBERGER &
                               INVESTMENT     FIDELITY        NEUBERGER &         NEUBERGER &       BERMAN LIMITED
                               GRADE BOND    CONTRAFUND     BERMAN BALANCED      BERMAN GROWTH      MATURITY BOND
                               SUBACCOUNT    SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................    $122,049                       $  79,943          $     4,468          $111,448
                                --------      --------          --------           ----------          --------
EXPENSES
Mortality and expense
  risks.....................      40,295      $  9,544            27,615               98,600            11,344
                                --------      --------          --------           ----------          --------
Net investment income
  (loss)....................      81,754        (9,544)           52,328              (94,132)          100,104
                                --------      --------          --------           ----------          --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested................                                     444,565            1,045,605
Net realized gain (loss)
  from redemption of
  investment shares.........      34,895         3,778            14,849               96,798            (8,673)
                                --------      --------          --------           ----------          --------
Net realized gain (loss) on
  investments...............      34,895         3,778           459,414            1,142,403            (8,673)
                                --------      --------          --------           ----------          --------
Net unrealized appreciation
  (depreciation) of
  investments:
  Beginning of year.........     173,631                         337,802            1,140,571            44,695
  End of year...............     155,266       477,324            71,201            1,243,267            19,157
                                --------      --------          --------           ----------          --------
Net unrealized appreciation
  (depreciation) of
  investments during the
  year......................     (18,365)      477,324          (266,601)             102,696           (25,538)
                                --------      --------          --------           ----------          --------
Net realized and unrealized
  gain (loss) on
  investments...............      16,530       481,102           192,813            1,245,099           (34,211)
                                --------      --------          --------           ----------          --------
Net increase in net assets
  resulting from
  operations................    $ 98,284      $471,558         $ 245,141          $ 1,150,967          $ 65,893
                                ========      ========          ========           ==========          ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                     VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------------
                                                             VAN ECK        VAN ECK GOLD     VAN ECK      ALGER AMERICAN
                                                            WORLDWIDE       AND NATURAL      EMERGING         SMALL
                                             TCI GROWTH        BOND          RESOURCES       MARKETS      CAPITALIZATION
                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................                   $ 65,988       $ 12,742       $    219        $     95
                                              ---------       -------       --------        -------         -------
EXPENSES
Mortality and expense risks...............   $   49,667        15,456         10,810          4,045          17,365
                                              ---------       -------       --------        -------         -------
Net investment income (loss)..............      (49,667)       50,532          1,932         (3,826)        (17,270)
                                              ---------       -------       --------        -------         -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions reinvested....      728,835                       12,496
Net realized gain (loss) from redemption
  of investment shares....................      127,215        20,012         40,140            470         (59,161)
                                              ---------       -------       --------        -------         -------
Net realized gain (loss) on investments...      856,050        20,012         52,636            470         (59,161)
                                              ---------       -------       --------        -------         -------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................      584,114        70,122         65,442
  End of year.............................     (633,726)       70,532        187,278         90,708         173,011
                                              ---------       -------       --------        -------         -------
Net unrealized appreciation (depreciation)
  of investments during the year..........   (1,217,840)          410        121,836         90,708         173,011
                                              ---------       -------       --------        -------         -------
Net realized and unrealized gain (loss) on
  investments.............................     (361,790)       20,422        174,472         91,178         113,850
                                              ---------       -------       --------        -------         -------
Net increase (decrease) in net assets
  resulting from operations...............   $ (411,457)     $ 70,954       $176,404       $ 87,352        $ 96,580
                                              =========       =======       ========        =======         =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                      MONEY                                     AGGRESSIVE
                                     GROWTH          MARKET           BOND         MANAGED        GROWTH      INTERNATIONAL
                                    SEPARATE        SEPARATE        SEPARATE       SEPARATE      SEPARATE       SEPARATE
                                     ACCOUNT         ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income...........  $   3,374,296   $     883,372   $    540,990   $    838,684   $    55,425    $    97,842
Net realized gain (loss) on
  investments...................      9,852,978                         (2,425)     1,731,006     2,540,903      1,445,495
Net unrealized appreciation
  (depreciation) of investments
  during the year...............     13,537,975                       (300,470)       471,597     1,516,075      1,157,029
                                   ------------    ------------    -----------    -----------   -----------    -----------
Net increase in net assets from
  operations....................     26,765,249         883,372        238,095      3,041,287     4,112,403      2,700,366
                                   ------------    ------------    -----------    -----------   -----------    -----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums.....     30,021,490      38,804,263      2,684,818      5,312,990     7,299,202      8,944,269
Cost of insurance and
  administrative charges........    (10,923,039)     (3,577,047)      (907,984)    (2,141,363)   (2,409,140)    (2,851,005)
Surrenders and forfeitures......     (8,868,122)       (807,207)      (593,919)    (1,485,140)   (1,084,540)      (949,465)
Transfers between investment
  portfolios....................     (6,972,133)    (27,374,079)      (359,010)      (488,185)     (814,283)       567,594
Net withdrawals due to policy
  loans.........................     (2,932,321)       (111,880)      (106,211)      (604,659)     (468,999)      (321,175)
Withdrawals due to death
  benefits......................       (361,511)         (9,285)       (12,934)       (95,250)      (24,597)       (66,791)
                                   ------------    ------------    -----------    -----------   -----------    -----------
Net increase (decrease) in net
  assets derived from policy
  transactions..................        (35,636)      6,924,765        704,760        498,393     2,497,643      5,323,427
                                   ------------    ------------    -----------    -----------   -----------    -----------
Return of capital to Provident
  Mutual Life Insurance
  Company.......................       (200,000)       (200,000)      (200,000)
                                   ------------    ------------    -----------    -----------   -----------    -----------
Total increase in net assets....     26,529,613       7,608,137        742,855      3,539,680     6,610,046      8,023,793
NET ASSETS
  Beginning of year.............    142,260,937      17,012,579     10,427,454     26,976,006    19,287,880     23,966,392
                                   ------------    ------------    -----------    -----------   -----------    -----------
  End of year...................  $ 168,790,550   $  24,620,716   $ 11,170,309   $ 30,515,686   $25,897,926    $31,990,185
                                   ============    ============    ===========    ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                                           ZERO COUPON BOND
                                                                                           SEPARATE ACCOUNT

-----------------------------------------------------------------------------------------------------------------
                                                                                                          2006
                                                                                      1996 SERIES        SERIES
                                                                                      SUBACCOUNT**     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.................................................................   $   (6,959)     $  (45,568)
Net realized gain on investments....................................................      230,886         132,042
Net unrealized depreciation of investments during the year..........................     (195,315)       (166,103)
                                                                                       ----------      ----------
Net increase (decrease) in net assets from operations...............................       28,612         (79,629)
                                                                                       ----------      ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.........................................................      134,184       1,694,055
Cost of insurance and administrative charges........................................      (53,122)       (662,460)
Surrenders and forfeitures..........................................................      (64,059)       (111,668)
Transfers between investment portfolios.............................................   (1,958,937)        932,017
Net withdrawals due to policy loans.................................................       (2,908)        (90,247)
Withdrawals due to death benefits...................................................                       (9,233)
                                                                                       ----------      ----------
Net increase (decrease) in net assets derived from policy transactions..............   (1,944,842)      1,752,464
                                                                                       ----------      ----------
Return of capital to Provident Mutual Life Insurance Company........................     (110,372)        (50,000)
                                                                                       ----------      ----------
Total increase (decrease) in net assets.............................................   (2,026,602)      1,622,835
NET ASSETS
  Beginning of year.................................................................    2,026,602       4,789,762
                                                                                       ----------      ----------
  End of year.......................................................................      --           $6,412,597
                                                                                       ==========      ==========

** For the year January 1, 1996 to May 15, 1996 (date of maturity).

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                   VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                                           FIDELITY                  FIDELITY                 FIDELITY
                                            EQUITY-     FIDELITY       HIGH      FIDELITY       ASSET      FIDELITY
                                            INCOME       GROWTH       INCOME     OVERSEAS      MANAGER     INDEX 500
                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............  $ (269,872)  $ (302,178)  $ 248,670   $   21,833   $  793,090   $    7,976
Net realized gain on investments........   1,870,111    3,823,966     192,860      187,975      858,187      404,196
Net unrealized appreciation of
  investments during the year...........   4,422,987    4,278,695     264,260    1,243,579    2,110,829    3,054,102
                                          -----------  -----------  ----------  ----------   -----------  ----------
Net increase in net assets from
  operations............................   6,023,226    7,800,483     705,790    1,453,387    3,762,106    3,466,274
                                          -----------  -----------  ----------  ----------   -----------  ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.............  20,410,261   27,775,181   3,074,003    5,377,187    8,617,164   11,388,269
Cost of insurance and administrative
  charges...............................  (5,694,885)  (7,871,429)   (690,043)  (1,404,523)  (3,144,049)  (2,553,289)
Surrenders and forfeitures..............  (1,264,322)  (1,872,916)    (55,762)    (332,401)  (1,388,200)    (317,366)
Transfers between investment
  portfolios............................   6,265,641    5,416,680   2,218,407    2,222,639   (2,961,158)   7,671,836
Net withdrawals due to policy loans.....    (479,134)    (618,794)    (72,022)     (55,225)    (258,013)    (159,156)
Withdrawals due to death benefits.......     (53,476)     (60,875)       (260)      (5,086)     (28,551)      (5,498)
                                          -----------  -----------  ----------  ----------   -----------  ----------
Net increase in net assets derived from
  policy transactions...................  19,184,085   22,767,847   4,474,323    5,802,591      837,193   16,024,796
                                          -----------  -----------  ----------  ----------   -----------  ----------
Capital contribution from Provident
  Mutual Life Insurance Company.........                                                                      10,000
                                          -----------  -----------  ----------  ----------   -----------  ----------
Total increase in net assets............  25,207,311   30,568,330   5,180,113    7,255,978    4,599,299   19,501,070
NET ASSETS
Beginning of year.......................  33,730,487   46,336,729   3,300,338    8,551,710   27,114,550    8,932,987
                                          -----------  -----------  ----------  ----------   -----------  ----------
End of year............................. $58,937,798  $76,905,059  $8,480,451  $15,807,688  $31,713,849  $28,434,057
                                          ===========  ===========  ==========  ==========   ===========  ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                     VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                                                 FIDELITY                 NEUBERGER       NEUBERGER          NEUBERGER
                                                INVESTMENT    FIDELITY     & BERMAN       & BERMAN        & BERMAN LIMITED
                                                GRADE BOND   CONTRAFUND    BALANCED        GROWTH          MATURITY BOND
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT          SUBACCOUNT
-------------------------------------------------------------------------------------   ------------    -----------------
FROM OPERATIONS
Net investment income (loss)................... $   81,754   $   (9,544)  $  52,328      $  (94,132)         $  100,104
Net realized gain (loss) on investments........     34,895        3,778     459,414       1,142,403              (8,673)
Net unrealized appreciation (depreciation) of
  investments during the year..................    (18,365)     477,324    (266,601)        102,696             (25,538)
                                                -----------  -----------  ----------     ----------         -----------
Net increase in net assets from operations.....     98,284      471,558     245,141       1,150,967              65,893
                                                -----------  -----------  ----------     ----------         -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums....................  2,130,821    1,896,133   1,626,992       6,888,258             785,194
Cost of insurance and administrative charges...   (507,709)    (242,291)   (624,216)     (2,046,331)           (171,297)
Surrenders and forfeitures.....................   (104,535)     (16,144)   (154,980)       (371,468)            (24,959)
Transfers between investment portfolios........  1,064,874    4,057,384     346,579       1,059,064             758,312
Net withdrawals due to policy loans............    (28,781)      (8,278)    (35,100)       (226,752)             (3,617)
Withdrawals due to death benefits..............     (2,694)                     (14)         (6,854)
                                                -----------  -----------  ----------     ----------         -----------
Net increase in net assets derived from policy
  transactions.................................  2,551,976    5,686,804   1,159,261       5,295,917           1,343,633
                                                -----------  -----------  ----------     ----------         -----------
Capital contribution from Provident Mutual Life
  Insurance Company............................                  25,000
                                                -----------  -----------  ----------     ----------         -----------
Total increase in net assets...................  2,650,260    6,183,362   1,404,402       6,446,884           1,409,526
NET ASSETS
Beginning of year..............................  2,346,721           --   3,223,304      10,605,905           1,108,362
                                                -----------  -----------  ----------     ----------         -----------
End of year.................................... $4,996,981   $6,183,362  $4,627,706     $17,052,789          $2,517,888
                                                ===========  ===========  ==========    ===========         ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                   VARIABLE SEPARATE ACCOUNT

----------------------------------------------------------------------------------------------------------------------
                                                            VAN ECK     VAN ECK GOLD    VAN ECK        ALGER AMERICAN
                                                           WORLDWIDE    AND NATURAL     EMERGING           SMALL
                                             TCI GROWTH       BOND       RESOURCES      MARKETS        CAPITALIZATION
                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...............  $  (49,667)   $  50,532     $    1,932    $  (3,826)     $  (17,270)
Net realized gain (loss) on investments....     856,050       20,012         52,636          470         (59,161)
Net unrealized appreciation (depreciation)
  of investments during the year...........  (1,217,840)         410        121,836       90,708         173,011
                                             ------------  -----------   ----------    -----------   -----------
Net increase (decrease) in net assets from
  operations...............................    (411,457)      70,954        176,404       87,352          96,580
                                             ------------  -----------   ----------    -----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums................   4,409,737    1,208,131        620,876      591,991       2,284,400
Cost of insurance and administrative
  charges..................................  (1,147,704)    (293,018)      (188,073)     (84,624)       (343,153)
Surrenders and forfeitures.................    (213,245)     (71,799)       (66,529)      (9,852)        (29,701)
Transfers between investment portfolios....     472,972      425,637        330,253    1,616,051       5,942,776
Net withdrawals due to policy loans........     (49,208)      (3,329)       (17,924)      (9,537)        (11,830)
Withdrawals due to death benefits..........        (412)      (1,767)          (235)
                                             ------------  -----------   ----------    -----------   -----------
Net increase in net assets derived from
  policy transactions......................   3,472,140    1,263,855        678,368    2,104,029       7,842,492
                                             ------------  -----------   ----------    -----------   -----------
Capital contribution from Provident Mutual
  Life Insurance Company...................                                               25,000          25,000
                                             ------------  -----------   ----------    -----------   -----------
Total increase in net assets...............   3,060,683    1,334,809        854,772    2,216,381       7,964,072
NET ASSETS
  Beginning of year........................   5,031,776    1,812,368        901,280           --              --
                                             ----------   ----------     ----------   ----------      ----------
  End of year..............................  $8,092,459   $3,147,177     $1,756,052   $2,216,381      $7,964,072
                                             ==========   ==========     ==========   ==========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                      MONEY                                     AGGRESSIVE
                                     GROWTH          MARKET           BOND         MANAGED        GROWTH      INTERNATIONAL
                                    SEPARATE        SEPARATE        SEPARATE       SEPARATE      SEPARATE       SEPARATE
                                     ACCOUNT         ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....  $   2,947,592   $     716,274   $    494,496   $    905,006   $  (106,115)   $   (45,230)
Net realized gain on
  investments...................      9,105,358                          8,291        527,040       278,367        884,963
Net unrealized appreciation of
  investments during the year...     19,484,567                      1,104,331      3,731,246     1,711,032      1,765,475
                                   ------------    ------------    -----------    -----------   -----------    -----------
Net increase in net assets
  from operations...............     31,537,517         716,274      1,607,118      5,163,292     1,883,284      2,605,208
                                   ------------    ------------    -----------    -----------   -----------    -----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums.....     31,018,881      25,991,971      2,748,728      5,437,753     6,979,778      9,246,142
Cost of insurance and
  administrative charges........    (10,800,913)     (2,892,532)      (854,427)    (2,184,118)   (2,095,129)    (2,653,024)
Surrenders and forfeitures......     (6,000,652)       (483,482)      (459,150)    (1,593,554)     (741,748)      (749,885)
Transfers between investment
  portfolios....................     (3,728,068)    (18,394,049)        (5,935)    (1,219,218)      939,005       (706,696)
Net withdrawals due to
  policy loans..................     (2,394,343)       (216,018)      (159,387)      (166,162)     (463,436)      (428,384)
Withdrawals due to death
  benefits......................       (179,253)            (13)          (742)       (86,605)         (962)        (2,302)
                                   ------------    ------------    -----------    -----------   -----------    -----------
Net increase in net assets
  derived from policy
  transactions..................      7,915,652       4,005,877      1,269,087        188,096     4,617,508      4,705,851
                                   ------------    ------------    -----------    -----------   -----------    -----------
Return of capital to Provident
  Mutual Life Insurance
  Company.......................                       (500,000)
                                   ------------    ------------    -----------    -----------   -----------    -----------
Total increase in net assets....     39,453,169       4,222,151      2,876,205      5,351,388     6,500,792      7,311,059
NET ASSETS
  Beginning of year.............    102,807,768      12,790,428      7,551,249     21,624,618    12,787,088     16,655,333
                                   ------------    ------------    -----------    -----------   -----------    -----------
  End of year...................  $ 142,260,937   $  17,012,579   $ 10,427,454   $ 26,976,006   $19,287,880    $23,966,392
                                   ============    ============    ===========    ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                                                            ZERO COUPON BOND
                                                                                            SEPARATE ACCOUNT

-----------------------------------------------------------------------------------------------------------------
                                                                                           1996           2006
                                                                                          SERIES         SERIES
                                                                                        SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss...................................................................  $ (15,715)     $ (33,081)
Net realized gain on investments......................................................     46,689        103,889
Net unrealized appreciation of investments during the year............................    105,560        942,915
                                                                                        ----------     ----------
Net increase in net assets from operations............................................    136,534      1,013,723
                                                                                        ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........................................................    343,230      1,330,797
Cost of insurance and administrative charges..........................................   (138,727)      (557,882)
Surrenders and forfeitures............................................................    (43,836)      (118,177)
Transfers between investment portfolios...............................................      9,271        435,416
Net withdrawals due to policy loans...................................................    (10,176)       (42,959)
Withdrawals due to death benefits.....................................................     (6,089)       (13,021)
                                                                                        ----------     ----------
Net increase in net assets derived from policy transactions...........................    153,673      1,034,174
                                                                                        ----------     ----------
Total increase in net assets..........................................................    290,207      2,047,897
NET ASSETS
  Beginning of year...................................................................  1,736,395      2,741,865
                                                                                       ----------     ----------
  End of year......................................................................... $2,026,602     $4,789,762
                                                                                       ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                            VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                               FIDELITY                  FIDELITY                FIDELITY                 FIDELITY
                                EQUITY-     FIDELITY       HIGH      FIDELITY      ASSET      FIDELITY   INVESTMENT
                                INCOME       GROWTH       INCOME     OVERSEAS     MANAGER    INDEX 500   GRADE BOND
                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
  (loss)..................... $  387,954   $ (110,156)  $  30,555   $ (25,173)  $  288,212   $  14,660   $  18,815
Net realized gain (loss)
  on investments.............    679,147       50,953       6,119      20,298      (74,582)     96,656      11,650
Net unrealized appreciation
  of investments during the
  year.......................  5,151,173    8,635,155     208,946     579,620    3,538,801   1,357,316     175,696
                              -----------  -----------  ----------  ----------  -----------  ----------  ----------
Net increase in net assets
  from operations............  6,218,274    8,575,952     245,620     574,745    3,752,431   1,468,632     206,161
                              -----------  -----------  ----------  ----------  -----------  ----------  ----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net
  premiums................... 13,095,871   17,511,135   1,445,564   3,784,564   10,792,167   4,239,917   1,185,287
Cost of insurance and
  administrative charges..... (3,309,981)  (4,789,358)   (294,993)   (928,908)  (3,421,593)   (917,384)   (302,207)
Surrenders and forfeitures...   (472,892)    (862,489)    (37,516)   (109,478)  (1,270,363)   (258,007)    (19,498)
Transfers between investment
  portfolios.................  6,941,542    6,044,742   1,436,977   2,186,754   (3,131,839)  2,120,394     724,450
Net withdrawals due to
  policy loans...............   (527,820)    (732,057)    (11,036)   (116,872)    (272,150)   (126,445)    (43,336)
Withdrawals due to
  death benefits.............       (944)      (4,026)     (1,606)       (650)        (842)
                              -----------  -----------  ----------  ----------  -----------  ----------  ----------
Net increase in net assets
  derived from policy
  transactions............... 15,725,776   17,167,947   2,537,390   4,815,410    2,695,380   5,058,475   1,544,696
                              -----------  -----------  ----------  ----------  -----------  ----------  ----------
Total increase in net
  assets..................... 21,944,050   25,743,899   2,783,010   5,390,155    6,447,811   6,527,107   1,750,857
NET ASSETS
  Beginning of year.......... 11,786,437   20,592,830     517,328   3,161,555   20,666,739   2,405,880     595,864
                             -----------  -----------  ----------  ----------  -----------  ----------  ----------
  End of year................$33,730,487  $46,336,729  $3,300,338  $8,551,710  $27,114,550  $8,932,987  $2,346,721
                             ===========  ===========  ==========  ==========  ===========  ==========  ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                            VARIABLE SEPARATE ACCOUNT

------------------------------------------------------------------------------------------------------------------
                               NEUBERGER    NEUBERGER       NEUBERGER                  VAN ECK        VAN ECK
                                & BERMAN    & BERMAN     & BERMAN LIMITED    TCI      WORLDWIDE   GOLD AND NATURAL
                                BALANCED     GROWTH       MATURITY BOND     GROWTH       BOND        RESOURCES
                               SUBACCOUNT  SUBACCOUNT       SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
  (loss)...................... $  20,552   $  (37,491)     $   11,154     $ (17,326)  $  81,450      $    2,502
Net realized gain (loss) on
  investments.................    26,630      123,296           2,057        24,415       9,650          (2,771)
Net unrealized appreciation of
  investments during the
  year........................   425,461    1,361,959          44,428       558,573      60,522          76,939
                               ----------  ----------        --------     ----------   --------        --------
Net increase in net assets
  from operations.............   472,643    1,447,764          57,639       565,662     151,622          76,670
                               ----------  ----------        --------     ----------   --------        --------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums... 1,179,627    4,320,950         436,960     2,085,717     756,804         418,351
Cost of insurance and
  administrative charges......  (478,895)  (1,153,245)        (99,801)     (491,728)   (179,695)       (130,611)
Surrenders and forfeitures....  (151,809)    (214,306)         (1,233)     (119,956)    (36,252)        (39,102)
Transfers between investment
  portfolios..................   415,228    2,575,178         495,684     1,896,269     507,453         179,444
Net withdrawals due to policy
  loans.......................   (56,816)    (129,622)         (2,306)      (35,265)    (25,846)         (8,641)
Withdrawals due to death
  benefits....................       (22)      (5,466)                         (502)
                               ----------  ----------        --------     ----------   --------        --------
Net increase in net assets
  derived from policy
  transactions................   907,313    5,393,489         829,304     3,334,535   1,022,464         419,441
                               ----------  ----------        --------     ----------   --------        --------
Total increase in net
  assets...................... 1,379,956    6,841,253         886,943     3,900,197   1,174,086         496,111
NET ASSETS
  Beginning of year........... 1,843,348    3,764,652         221,419     1,131,579     638,282         405,169
                              ----------  -----------      ----------    ----------  ----------       ---------
  End of year.................$3,223,304  $10,605,905      $1,108,362    $5,031,776  $1,812,368       $ 901,280
                              ==========  ===========      ==========    ==========  ==========       =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements

--------------------------------------------------------------------------------

1. ORGANIZATION

     The Growth, Money Market, Bond, Managed, Aggressive Growth, International, Zero Coupon Bond and Variable Separate Accounts (Separate Accounts) were established by Provident Mutual Life Insurance Company (Provident Mutual) under the provisions of the Pennsylvania Insurance Law. Each Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Aggressive Growth, International, and Variable Separate Accounts are not available with single premium and scheduled premium policies. The Zero Coupon Bond Separate Account is not available with scheduled premium policies.

     The Policies are distributed principally through career agents and brokers.

     Provident Mutual has structured the Separate Accounts as unit investment trusts registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

     The Growth, Money Market, Bond, Managed, Aggressive Growth and International Separate Accounts invest in the corresponding portfolios of the Market Street Fund, Inc.

     The Zero Coupon Bond Separate Account is comprised of the 2006 Series Subaccount. Funds are transferred to Merrill Lynch, Pierce, Fenner & Smith (MLPFS), who serves as sponsor of The Stripped ("Zero") U.S. Treasury Securities Fund, Provident Mutual Series A (Zero Coupon Trust). The 2006 Series Subaccount invests in the 2006 Series Portfolio of the Zero Coupon Trust. On May 15, 1996, a second Subaccount was terminated due to the maturity of the underlying series of the Zero Coupon Trust.

     The Variable Separate Account is comprised of sixteen Subaccounts: the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the Neuberger & Berman Balanced, Neuberger & Berman Growth and Neuberger & Berman Limited Maturity Bond Subaccounts invest in the corresponding portfolios of the Neuberger & Berman Advisers Management Trust; the TCI Growth Subaccount invests in the corresponding portfolio of the TCI Portfolios, Inc.; the Van Eck Worldwide Bond, Van Eck Gold and Natural Resources and Van Eck Emerging Markets Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; and the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund.

     Net premiums from in-force Policies are allocated to the Separate Accounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the Policies (Note 4). Each Separate Account's assets are the property of Provident Mutual.

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED:

     Transfers between investment portfolios include transfers between the Separate Accounts and the Guaranteed Account (not shown), which is part of Provident Mutual's General Account.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Accounts included in the financial statements.

 Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

     The operations of the Separate Accounts are included in the Federal income tax return of Provident Mutual. Under the provisions of the Policies, Provident Mutual has the right to charge the Separate Accounts for Federal income tax attributable to the Separate Accounts. No charge is currently being made against the Separate Accounts for such tax.

 Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At December 31, 1996, the investments of the respective Separate Accounts/Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                       SHARES         COST       MARKET VALUE
----------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio................................     9,330,982   $132,108,107   $168,890,765
  Money Market Portfolio..........................    23,884,697    $23,884,697    $23,884,697
  Bond Portfolio..................................     1,048,230    $11,041,466    $11,184,610
  Managed Portfolio...............................     2,079,865    $26,498,061    $30,532,426
  Aggressive Growth Portfolio.....................     1,398,376    $21,670,165    $25,897,926
  International Portfolio.........................     2,385,547    $28,694,997    $31,990,185
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series.....................................    11,346,972     $5,669,059     $6,413,195
Variable Insurance Products Fund:
  Equity-Income Portfolio.........................     2,802,567    $49,283,784    $58,937,978
  Growth Portfolio................................     2,469,655    $63,931,030    $76,905,059
  High Income Portfolio...........................       677,352     $8,008,595     $8,480,451
  Overseas Portfolio..............................       839,049    $14,061,771    $15,807,688
Variable Insurance Products Fund II:
  Asset Manager Portfolio.........................     1,873,234    $27,177,965    $31,713,849
  Index 500 Portfolio.............................       319,018    $24,002,380    $28,434,057
  Investment Grade Bond Portfolio.................       408,250     $4,841,715     $4,996,981
  Contrafund Portfolio............................       373,391     $5,706,038     $6,183,362
Neuberger & Berman Advisers Management Trust:
  Balanced Portfolio..............................       290,685     $4,556,505     $4,627,706
  Growth Portfolio................................       661,473    $15,809,522    $17,052,789
  Limited Maturity Bond Portfolio.................       179,209     $2,498,731     $2,517,888
TCI Portfolios, Inc.:
  TCI Growth Portfolio............................       790,279     $8,726,185     $8,092,459
Van Eck Worldwide InsuranceTrust:
  Worldwide Bond Portfolio........................       283,529     $3,076,645     $3,147,177
  Gold and Natural Resources Portfolio............       105,027     $1,568,774     $1,756,052
  Emerging Markets Portfolio......................       177,452     $2,125,673     $2,216,381
Alger American Fund
  Small Capitalization Portfolio..................       194,673     $7,791,061     $7,964,072

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED:

     During the years ended December 31, 1996 and 1995, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                 MARKET STREET FUND, INC.
  ------------------------------------------------------------------------------------------------------------------
                                         GROWTH PORTFOLIO          MONEY MARKET PORTFOLIO          BOND PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                        1996          1995           1996           1995          1996         1995
  ------------------------------------------------------------------------------------------------------------------
Shares purchased...................      831,901     1,059,897     19,129,435     13,655,624      168,569      192,313
Shares received from reinvestment
  of:
  Dividends........................      265,374       256,696      1,024,419        871,001       57,612       53,908
  Capital gain distributions.......      436,699       601,004
                                     -----------   -----------    -----------    -----------   ----------   ----------
Total shares acquired..............    1,533,974     1,917,597     20,153,854     14,526,625      226,181      246,221
Total shares redeemed..............     (904,010)     (565,932)   (12,978,261)   (10,536,224)    (127,216)     (74,556)
                                     -----------   -----------    -----------    -----------   ----------   ----------
Net increase in shares owned.......      629,964     1,351,665      7,175,593      3,990,401       98,965      171,665
Shares owned, beginning of year....    8,701,018     7,349,353     16,709,104     12,718,703      949,265      777,600
                                     -----------   -----------    -----------    -----------   ----------   ----------
Shares owned, end of year..........    9,330,982     8,701,018     23,884,697     16,709,104    1,048,230      949,265
                                     ===========   ===========    ===========    ===========   ==========   ==========
Cost of shares acquired............  $24,791,248   $27,059,436   $ 20,153,854   $ 14,526,625   $2,391,808   $2,538,587
                                     ===========   ===========    ===========    ===========   ==========   ==========
Cost of shares redeemed............  $11,787,104   $ 7,086,303   $ 12,978,261   $ 10,536,224   $1,348,647   $  767,042
                                     ===========   ===========    ===========    ===========   ==========   ==========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED:

--------------------------------------------------------------------------------

                                                                     MARKET STREET FUND, INC.
  ------------------------------------------------------------------------------------------------------------------
                                                                            AGGRESSIVE
                                               MANAGED PORTFOLIO         GROWTH PORTFOLIO       INTERNATIONAL PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                               1996         1995         1996         1995         1996         1995
  ------------------------------------------------------------------------------------------------------------------
Shares purchased..........................     221,107      208,590      263,500      336,867      520,713      524,968
Shares received from reinvestment of:
  Dividends...............................      73,728       83,429       13,575                    23,400        8,442
  Capital gain distributions..............      81,745        2,072      136,800        7,271       94,861       39,890
                                            ----------   ----------   ----------   ----------   ----------   -----------
Total shares acquired.....................     376,580      294,091      413,875      344,138      638,974      573,300
Total shares redeemed.....................    (198,824)    (204,288)    (125,277)     (62,003)    (117,063)    (141,765)
                                            ----------   ----------   ----------   ----------   ----------   -----------
Net increase in shares owned..............     177,756       89,803      288,598      282,135      521,911      431,535
Shares owned, beginning of year...........   1,902,109    1,812,306    1,109,778      827,643    1,863,636    1,432,101
                                            ----------   ----------   ----------   ----------   ----------   -----------
Shares owned, end of year.................   2,079,865    1,902,109    1,398,376    1,109,778    2,385,547    1,863,636
                                            ==========   ==========   ==========   ==========   ==========   ===========
Cost of shares acquired...................  $5,201,624   $3,791,908   $6,735,426   $5,631,340   $8,077,706   $6,827,356
                                            ==========   ==========   ==========   ==========   ==========   ===========
Cost of shares redeemed...................  $2,131,719   $2,171,165   $1,641,455   $  841,580   $1,210,942   $1,281,772
                                            ==========   ==========   ==========   ==========   ==========   ===========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED:

--------------------------------------------------------------------------------

                                           THE STRIPPED ("ZERO") U.S. TREASURY SECURITIES
                                                   FUND, PROVIDENT MUTUAL SERIES A               VARIABLE INSURANCE
                                                                                                    PRODUCTS FUND
  ------------------------------------------------------------------------------------------------------------------
                                                1996 SERIES               2006 SERIES          EQUITY-INCOME PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                             1996         1995         1996         1995         1996          1995
  ------------------------------------------------------------------------------------------------------------------
Shares purchased........................     118,128      364,596    4,208,650    2,903,418     1,036,625       937,870
Shares received from reinvestment of:
  Dividends.............................                                                            2,918        30,564
  Capital gain distributions............                                                           83,648        42,404
                                          ----------   ----------   ----------   ----------   -----------    ----------
Total shares acquired...................     118,128      364,596    4,208,650    2,903,418     1,123,191     1,010,838
Total shares redeemed...................  (2,181,298)    (217,641)  (1,223,768)    (935,891)      (71,820)      (27,488)
                                          ----------   ----------   ----------   ----------   -----------    ----------
Net increase (decrease) in shares
  owned.................................  (2,063,170)     146,955    2,984,882    1,967,527     1,051,371       983,350
Shares owned, beginning of year.........   2,063,170    1,916,215    8,362,090    6,394,563     1,751,196       767,846
                                          ----------   ----------   ----------   ----------   -----------    ----------
Shares owned, end of year...............                2,063,170   11,346,972    8,362,090     2,802,567     1,751,196
                                          ==========   ==========   ==========   ==========   ===========    ==========
Cost of shares acquired.................  $  117,132   $  345,561   $2,317,522   $1,461,490   $21,875,240   $17,235,825
                                          ==========   ==========   ==========   ==========   ===========    ==========
Cost of shares redeemed.................  $1,949,315   $  160,308   $  528,531   $  353,785   $ 1,105,790   $   427,894
                                          ==========   ==========   ==========   ==========   ===========    ==========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED:

--------------------------------------------------------------------------------

                                                                VARIABLE INSURANCE PRODUCTS FUND
  ------------------------------------------------------------------------------------------------------------------
                                                                            HIGH INCOME
                                              GROWTH PORTFOLIO               PORTFOLIO            OVERSEAS PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                             1996          1995          1996         1995         1996         1995
  ------------------------------------------------------------------------------------------------------------------
Shares purchased........................      826,059       659,784      479,606      232,086      372,206      316,944
Shares received from reinvestment of:
  Dividends.............................        4,794         5,481       25,643        4,088        6,165          971
  Capital gain distributions............      121,056                      5,016                     6,782          971
                                          -----------   -----------   ----------     --------   ----------   ----------
Total shares acquired...................      951,909       665,265      510,265      236,174      385,153      318,886
Total shares redeemed...................      (69,623)      (27,312)    (108,022)      (9,155)     (47,671)     (19,077)
                                          -----------   -----------   ----------     --------   ----------   ----------
Net increase (decrease) in shares
  owned.................................      882,286       637,953      402,243      227,019      337,482      299,809
Shares owned, beginning of year.........    1,587,369       949,416      275,109       48,090      501,567      201,758
                                          -----------   -----------   ----------     --------   ----------   ----------
Shares owned, end of year...............    2,469,655     1,587,369      677,352      275,109      839,049      501,567
                                          ===========   ===========   ==========     ========   ==========   ==========
Cost of shares acquired.................  $27,880,379   $17,731,718   $6,055,847   $2,687,554   $6,786,632   $5,114,360
                                          ===========   ===========   ==========     ========   ==========   ==========
Cost of shares redeemed.................  $ 1,605,197   $   608,521   $1,154,715   $   98,892   $  774,233   $  303,825
                                          ===========   ===========   ==========     ========   ==========   ==========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED:

--------------------------------------------------------------------------------

                                                          VARIABLE INSURANCE PRODUCTS FUND II
   ------------------------------------------------------------------------------------------------------------------
                               ASSET MANAGER PORTFOLIO     INDEX 500 PORTFOLIO         INVESTMENT GRADE       CONTRAFUND
                                                                                        BOND PORTFOLIO        PORTFOLIO
   ------------------------------------------------------------------------------------------------------------------
                                  1996         1995         1996          1995         1996         1995         1996
   ------------------------------------------------------------------------------------------------------------------
Shares purchased.............     313,935      489,727       200,784       88,644      260,720      148,445      378,323
Shares received from
  reinvestment of:
  Dividends..................      65,522       33,935         1,531          868       10,256        2,620
  Capital gain
    distributions............      54,028                      3,938          119
                               ----------   ----------   -----------   ----------   ----------   ----------   ----------
Total shares acquired........     433,485      523,662       206,253       89,631      270,976      151,065      378,323
Total shares redeemed........    (277,449)    (305,140)       (5,225)     (14,435)     (50,765)     (17,097)      (4,932)
                               ----------   ----------   -----------   ----------   ----------   ----------   ----------
Net increase in shares
  owned......................     156,036      218,522       201,028       75,196      220,211      133,968      373,391
Shares owned, beginning of
  year.......................   1,717,198    1,498,676       117,990       42,794      188,039       54,071
                               ----------   ----------   -----------   ----------   ----------   ----------   ----------
Shares owned, end of year....   1,873,234    1,717,198       319,018      117,990      408,250      188,039      373,391
                               ==========   ==========   ===========   ==========   ==========   ==========   ==========
Cost of shares acquired......  $6,753,590   $7,461,536   $16,732,487   $5,976,098   $3,229,467   $1,765,445   $5,779,392
                               ==========   ==========   ===========   ==========   ==========   ==========   ==========
Cost of shares redeemed......  $4,265,120   $4,552,526   $   285,519   $  806,307   $  560,842   $  190,284   $   73,354
                               ==========   ==========   ===========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED:

--------------------------------------------------------------------------------

                                         NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST               TCI PORTFOLIOS, INC.
   ----------------------------------------------------------------------------------------------------------------------
                               BALANCED PORTFOLIO       GROWTH PORTFOLIO       LIMITED MATURITY
                                                                                BOND PORTFOLIO      TCI GROWTH PORTFOLIO
   ----------------------------------------------------------------------------------------------------------------------
                                1996        1995        1996        1995        1996       1995       1996        1995
   ----------------------------------------------------------------------------------------------------------------------
Shares purchased............    108,736      74,181     263,886     228,427     116,412    64,863     384,291     308,637
Shares received from
  reinvestment of:
  Dividends.................      5,238       2,584         180         490       8,274     1,128                     145
  Capital gain
    distributions...........     29,133         830      42,178       6,560                            68,178
                             ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------
Total shares acquired.......    143,107      77,595     306,244     235,477     124,686    65,991     452,469     308,782
Total shares redeemed.......    (36,401)    (20,656)    (55,459)    (10,148)    (20,824)   (6,437)    (80,668)    (13,168)
                             ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------
Net increase in shares
  owned.....................    106,706      56,939     250,785     225,329     103,862    59,554     371,801     295,614
Shares owned, beginning of
  year......................    183,979     127,040     410,688     185,359      75,347    15,793     418,478     122,864
                             ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------
Shares owned, end of year...    290,685     183,979     661,473     410,688     179,209    75,347     790,279     418,478
                             ==========  ==========  ==========  ==========  ==========  ========  ==========  ==========
Cost of shares acquired..... $2,241,958  $1,276,739  $7,625,308  $5,737,857  $1,724,884  $932,610  $4,986,969  $3,475,266
                             ==========  ==========  ==========  ==========  ==========  ========  ==========  ==========
Cost of shares redeemed..... $  570,955  $  322,244  $1,295,598  $  244,085  $  289,820  $ 90,095  $  723,514  $  118,574
                             ==========  ==========  ==========  ==========  ==========  ========  ==========  ==========

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED:

--------------------------------------------------------------------------------

                                                                                                        ALGER AMERICAN
                                                       VAN ECK WORLDWIDE INSURANCE TRUST                     FUND
  ------------------------------------------------------------------------------------------------------------------
                                               WORLDWIDE BOND         GOLD AND NATURAL      EMERGING        SMALL
                                                  PORTFOLIO          RESOURCES PORTFOLIO    MARKETS     CAPITALIZATION
                                                                                           PORTFOLIO      PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                              1996         1995        1996       1995        1996           1996
  ------------------------------------------------------------------------------------------------------------------
Shares purchased.........................     140,460      101,345     54,502     49,696      177,883        207,020
Shares received from reinvestment of:
Dividends................................       6,267        8,113        749        534           19              2
Capital gain distributions...............                                 735
                                           ----------   ----------   --------   --------   ----------     ----------
Total shares acquired....................     146,727      109,458     55,986     50,230      177,902        207,022
Total shares redeemed....................     (25,888)      (9,283)   (13,461)   (18,610)        (450)       (12,349)
                                           ----------   ----------   --------   --------   ----------     ----------
Net increase in shares owned.............     120,839      100,175     42,525     31,620      177,452        194,673
Shares owned, beginning of year..........     162,690       62,515     62,502     30,882
                                           ----------   ----------   --------   --------   ----------     ----------
Shares owned, end of year................     283,529      162,690    105,027     62,502      177,452        194,673
                                           ==========   ==========   ========   ========   ==========     ==========
Cost of shares acquired..................  $1,593,168   $1,204,346   $909,495   $674,277   $2,130,602     $8,338,053
                                           ==========   ==========   ========   ========   ==========     ==========
Cost of shares redeemed..................  $  258,769   $   90,782   $176,559   $255,105   $    4,929     $  546,992
                                           ==========   ==========   ========   ========   ==========     ==========

--------------------------------------------------------------------------------
The Variable Separate Accounts of
Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Provident Mutual makes certain deductions from premiums before amounts are allocated to each Separate Account selected by the policyholder. The deductions may include (1) administrative charges, (2) state premium taxes, (3) premium processing charges, (4) premiums for supplementary benefits, (5) premiums for extra mortality risks, (6) sales charges, (7) premiums for optional benefits, and (8) a risk charge for the guaranteed minimum death benefit. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     In addition to the aforementioned charges, each Separate Account is charged for mortality and expense risks assumed by Provident Mutual. The annual rates charged to cover these risks are:

     For scheduled premium and single premium policies -- currently 0.35% of the net assets held for the benefit of policyholders.

     For modified premium policies -- currently 0.60% of the net assets held for the benefit of policyholders.

     For flexible premium adjustable policies ("OptionsPlus") -- currently 0.75% of the net assets held for the benefit of policyholders, guaranteed not to exceed 0.90%.

     For flexible premium adjustable survivorship policies ("Survivor OptionsPlus") -- currently 0.60% of the net assets held for the benefit of policyholders, guaranteed not to exceed 0.90%.

     For flexible premium adjustable policies (other than "OptionsPlus") -- currently 0.75% of the net assets held for the benefit of policyholders.

     Each Separate Account is also charged by Provident Mutual for the cost of insurance protection. For single premium policies, the charge is accrued daily and deducted from the amount provided for investment annually. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. Depending upon the type of policy, additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and (4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets.

     The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus certain deductions made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

--------------------------------------------------------------------------------
The Variable Separate Accounts of
Provident Mutual Life Insurance Company
Notes to Financial Statements -- concluded

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS, CONTINUED

     If a single premium or modified premium policy is surrendered within the first nine policy years, a contingent deferred sales load charge and/or contingent deferred administrative charge are assessed. These same charges are assessed if a flexible premium adjustable policy is surrendered within the first ten policy years. These charges are assessed if a flexible premium adjustable survivorship policy is surrendered before the fifteenth policy year (twelfth policy year for New York policies). These charges are recorded as administrative charges in the statements of changes in net assets.

     For scheduled premium and single premium policies, Provident Mutual has agreed to make a daily adjustment to the net rate of return of the Growth, Money Market and Bond Separate Accounts to offset completely all Market Street Fund, Inc. expenses charged to the portfolios in which the Separate Accounts invest, except for (1) all brokers' commissions, (2) transfer taxes, investment advisory fees and other fees and expenses for services relating to purchases and sales of portfolio investments, and (3) income tax liabilities. The total amounts reimbursed for the Growth, Money Market and Bond Separate Accounts for the year ended December 31, 1996 were $3,491, $146, and $1,087, respectively. These amounts are shown as an operating expense reimbursement reducing total expenses in the statements of operations.

     Provident Mutual makes a daily asset charge against the assets of the Zero Coupon Bond Separate Account. The charge is to reimburse Provident Mutual for the transaction charge paid directly by Provident Mutual to MLPFS on the sale of the Zero Coupon Trust units to the Zero Coupon Bond Separate Account. Provident Mutual pays these amounts from General Account assets. The amount of the asset charge currently is equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. This amount may be increased in the future, but in no event will it exceed an effective annual rate of .50%. The charge will be cost based (taking into account the loss of interest) with no anticipated element of profit for Provident Mutual.

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Supplementary Information (unaudited)

--------------------------------------------------------------------------------

    The table below shows the net rates of return for the Separate Accounts/Subaccounts. The net rate of return is applicable to net assets for a variable life policy whose policy year commences with the beginning date of the year shown and is not based on the average net assets in the Separate Accounts/Subaccounts during the year.

    The performance for each Separate Account/Subaccount is shown as the net rate of return which reflects the Separate Accounts'/Subaccounts' investment income and capital gains and losses, realized or unrealized, less charges against the Separate Accounts'/Subaccounts' assets for the year shown.
--------------------------------------------------------------------------------

                                                 MONEY
                                     GROWTH      MARKET       BOND      MANAGED
                                    SEPARATE    SEPARATE    SEPARATE    SEPARATE
                                    ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------
SINGLE PREMIUM POLICY:
For the year ended:
 December 31, 1996..................   19.21%      4.85%       2.71%     11.56%
 December 31, 1995..................   30.21%      5.35%      20.18%     23.91%
 December 31, 1994..................    2.36%      3.70%      (5.63)%    (2.16)%
 December 31, 1993..................   10.27%      2.64%      10.38%     11.23%
 December 31, 1992..................    4.81%      3.23%       6.00%     11.57%
MODIFIED PREMIUM POLICY:
For the year ended:
 December 31, 1996..................   18.90%      4.60%       2.30%     11.30%
 December 31, 1995..................   29.61%      4.98%      19.62%     23.60%
 December 31, 1994..................    1.79%      3.18%      (6.18)%    (2.40)%
 December 31, 1993..................    9.55%      1.98%       9.66%     10.95%
 December 31, 1992..................    4.12%      2.56%       5.32%     11.29%
SCHEDULED PREMIUM POLICY:
For the year ended:
 December 31, 1996..................   19.21%      4.85%       2.71%     11.56%
 December 31, 1995..................   30.21%      5.35%      20.18%     23.91%
 December 31, 1994..................    2.36%      3.70%      (5.63)%    (2.16)%
 December 31, 1993..................   10.27%      2.64%      10.38%     11.23%
 December 31, 1992..................    4.81%      3.23%       6.00%     11.57%
FLEXIBLE PREMIUM ADJUSTABLE
 ("OPTIONSPLUS") POLICY:
For the year ended:
 December 31, 1996..................   18.70%      4.40%       2.20%     11.10%
 December 31, 1995..................   29.42%      4.82%      19.44%     23.42%
 December 31, 1994..................    1.64%      3.02%      (6.32)%    (2.55)%
 December 31, 1993..................    9.39%      1.83%       9.50%     10.78%
 December 31, 1992..................    3.96%      2.40%       5.16%     11.12%
FLEXIBLE PREMIUM ADJUSTABLE
 SURVIVORSHIP POLICY:
For the year ended:
 December 31, 1996..................   18.90%      4.60%       2.30%     11.30%
 December 31, 1995..................   29.61%      4.98%      19.62%     23.60%
 December 31, 1994..................    1.79%      3.18%      (6.18)%    (2.40)%
 December 31, 1993..................    4.67%(23)  1.16%(24)   0.90%(10)  4.48%(25)
FLEXIBLE PREMIUM ADJUSTABLE (OTHER
 THAN "OPTIONSPLUS") POLICY:
For the year ended:
 December 31, 1996..................   18.70%      4.40%       2.20%     11.10%
 December 31, 1995..................   29.42%      4.82%      19.44%     23.42%
 December 31, 1994..................    1.64%      3.02%      (6.32)%    (2.55)%
 December 31, 1993..................    9.39%      1.83%       9.50%     10.78%
 December 31, 1992..................    3.96%      2.40%       5.16%     11.12%

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  VARIABLE SEPARATE ACCOUNT
                                                                         ZERO COUPON BOND         -------------------------
                                     AGGRESSIVE                          SEPARATE ACCOUNT          FIDELITY
                                       GROWTH       INTERNATIONAL    --------------------------     EQUITY-       FIDELITY
                                      SEPARATE        SEPARATE       1996 SERIES    2006 SERIES      INCOME        GROWTH
                                      ACCOUNT          ACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
SINGLE PREMIUM POLICY:
For the year ended:
 December 31, 1996..................         --             --            1.58%(1)      (1.93)%          --            --
 December 31, 1995..................         --             --            7.78%         32.91%           --            --
 December 31, 1994..................         --             --           (0.21)%        (9.99)%          --            --
 December 31, 1993..................         --             --            7.83%         22.61%           --            --
 December 31, 1992..................         --             --            7.01%          9.90%           --            --
MODIFIED PREMIUM POLICY:
For the year ended:
 December 31, 1996..................      20.20%         10.20%           1.49%(1)      (2.2)%        13.60%        14.00%
 December 31, 1995..................      12.80%         13.63%           7.51%         32.58%        34.29%        34.56%
 December 31, 1994..................      (0.60)%        (0.34)%         (0.46)%       (10.21)%        6.43%        (0.62)%
 December 31, 1993..................       4.57%         35.30%           7.56%         22.31%         3.15%(8)      3.86%(9)
 December 31, 1992..................       1.96%         (8.04)%          6.74%          9.63%           --            --
SCHEDULED PREMIUM POLICY:
For the year ended:
 December 31, 1996..................         --             --              --             --            --            --
 December 31, 1995..................         --             --              --             --            --            --
 December 31, 1994..................         --             --              --             --            --            --
 December 31, 1993..................         --             --              --             --            --            --
 December 31, 1992..................         --             --              --             --            --            --
FLEXIBLE PREMIUM ADJUSTABLE
 ("OPTIONSPLUS") POLICY:
For the year ended:
 December 31, 1996..................      20.00%         10.10%           1.43%(1)       (2.3)%       13.40%        13.80%
 December 31, 1995..................      12.63%         13.46%           7.35%         32.38%        34.09%        34.36%
 December 31, 1994..................      (0.75)%        (0.49)%         (0.61)%       (10.35)%        6.27%        (0.76)%
 December 31, 1993..................       4.42%         35.10%           7.40%         22.12%         2.57%(16)     3.99%(8)
 December 31, 1992..................       1.81%         (8.18)%          6.58%          9.46%           --            --
FLEXIBLE PREMIUM ADJUSTABLE
 SURVIVORSHIP POLICY:
For the year ended:
 December 31, 1996..................      20.20%         10.20%           1.49%(1)       (2.2)%       13.60%        14.00%
 December 31, 1995..................      12.80%         13.63%           7.51%         32.58%        34.29%        34.56%
 December 31, 1994..................      (0.60)%        (0.34)%         (0.46)%       (10.21)%        6.43%        (0.62)%
 December 31, 1993..................      10.27          16.61%(26)       0.20%(27)    (1.61)%(28)     2.81%(29)     2.90%(29)
FLEXIBLE PREMIUM ADJUSTABLE (OTHER
 THAN "OPTIONSPLUS") POLICY:
For the year ended:
 December 31, 1996..................      20.00%         10.10%           1.43%(1)      (2.30)%       13.40%        13.80%
 December 31, 1995..................      12.63%         13.46%           7.35%         32.38%        34.09%        34.36%
 December 31, 1994..................      (0.75)%        (0.49)%         (0.61)%       (10.35)%        6.27%        (0.76)%
 December 31, 1993..................       4.42%         35.10%           7.40%         22.12%         2.57%(16)     3.99%(8)
 December 31, 1992..................       1.81%         (8.18)%          6.58%          9.46%           --            --


                                       FIDELITY
                                         HIGH
                                        INCOME
                                      SUBACCOUNT
-------------------------------------------------------------------------------
SINGLE PREMIUM POLICY:
For the year ended:
 December 31, 1996..................        --
 December 31, 1995..................        --
 December 31, 1994..................        --
 December 31, 1993..................        --
 December 31, 1992..................        --
MODIFIED PREMIUM POLICY:
For the year ended:
 December 31, 1996..................     13.30%
 December 31, 1995..................     19.88%
 December 31, 1994..................     (0.66)%(3)
 December 31, 1993..................        --
 December 31, 1992..................        --
SCHEDULED PREMIUM POLICY:
For the year ended:
 December 31, 1996..................        --
 December 31, 1995..................        --
 December 31, 1994..................        --
 December 31, 1993..................        --
 December 31, 1992..................        --
FLEXIBLE PREMIUM ADJUSTABLE
 ("OPTIONSPLUS") POLICY:
For the year ended:
 December 31, 1996..................     13.20%
 December 31, 1995..................     19.71%
 December 31, 1994..................     (0.92)%(2)
 December 31, 1993..................        --
 December 31, 1992..................        --
FLEXIBLE PREMIUM ADJUSTABLE
 SURVIVORSHIP POLICY:
For the year ended:
 December 31, 1996..................     13.30%
 December 31, 1995..................     19.88%
 December 31, 1994..................     (0.40)%(8)
 December 31, 1993..................        --
FLEXIBLE PREMIUM ADJUSTABLE (OTHER
 THAN "OPTIONSPLUS") POLICY:
For the year ended:
 December 31, 1996..................     13.20%
 December 31, 1995..................     19.71%
 December 31, 1994..................     (0.90)%(4)
 December 31, 1993..................        --
 December 31, 1992..................        --

    (1) For the period January 1, 1996 to May 15, 1996 (date of maturity). The net rate of return was calculated from the date policyholder funds were first allocated to the Separate Account/Subaccount referenced above as follows: (2) May 17, 1996, (3) May 10, 1994, (4) May 31, 1994, (5) May 3, 1994, (6) May 13,
1994, (7) June 16, 1994, (8) August 12, 1993, (9) August 10, 1993, (10) August
17, 1993, (11) August 13, 1993, (12) May 20, 1994, (13) May 19, 1994, (14) May
23, 1994, (15) May 9, 1994, (16) August 18, 1993, (17) August 23, 1993, (18)
August 24, 1994, (19) June 9, 1994, (20) June 29, 1994, (21) June 28, 1994, (22)
June 30, 1994, (23) June 29, 1993, (24) May 27, 1993, (25) June 14, 1993, (26)
July 8, 1993, (27) December 15, 1993, (28) August 30, 1993, (29) September 17,
1993, (30) September 25, 1993, (31) December 7, 1993, (32) October 21, 1993,
(33) June 21, 1994 and (34) July 7, 1994.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------
                    FIDELITY                    FIDELITY
     FIDELITY        ASSET        FIDELITY     INVESTMENT
     OVERSEAS       MANAGER      INDEX 500     GRADE BOND
    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------
          ==             ==            ==            ==
          ==             ==            ==            ==
          --             --            --            --
       12.50%         13.90%        22.10%         2.60%
        9.02%         16.26%        36.37%        16.62%
       (2.50)%(3)     (6.65)%        0.44%        (0.17)%(4)
          --           8.34%(8)      3.65%(10)       --
          ==             ==            ==            ==
          ==             ==            ==            ==
          ==             ==            ==            ==
       12.40%         13.70%        21.90%         2.40%
        8.86%         16.08%        36.17%        16.45%
       (4.25)%(13)    (6.79)%        0.29%        (0.36)%(14)
          --           8.20%(11)     3.11%(17)       --
          --             --            --            --
       12.50%         13.90%        22.10%         2.60%
        9.02%         16.26%        36.37%        16.62%
       (2.63)%(19)    (6.65)%        0.44%        (0.21)%(20)
          --           6.69%(30)     0.05%(31)       --
       12.40%         13.70%        21.90%         2.40%
        8.86%         16.08%        36.17%        16.45%
       (0.65)%(33)    (6.79)%        0.29%        (0.26)%(4)
          --           8.20%(11)     3.11%(17)       --
          --             --            --            --


----
                    NEUBERGER      NEUBERGER
     FIDELITY        & BERMAN       & BERMAN
    CONTRAFUND       BALANCED        GROWTH
    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------
            ==            ==             ==
            ==            ==             ==
            --            --             --
         10.73% (2)     6.20%          8.50%
            --         23.02%         30.94%
            --         (3.94)%        (5.56)%
            --          4.24%(11)      6.01%(11)
            ==            ==             ==
            ==            ==             ==
            ==            ==             ==
         10.62% (2)     6.10%          8.30%
            --         22.84%         30.75%
            --         (4.08)%        (5.70)%
            --          3.50%(10)      4.72%(10)
            --            --             --
         10.73% (2)     6.20%          8.50%
            --         23.02%         30.94%
            --         (3.94)%        (5.56)%
            --          0.20%(29)      2.14%(32)
         10.62% (2)     6.10%          8.30%
            --         22.84%         30.75%
            --         (4.08)%        (5.70)%
            --          3.50%(10)      4.72%(10)
            --            --             --


----





      NEUBERGER                                      VAN ECK
      & BERMAN                        VAN ECK        GOLD AND       VAN ECK       ALGER AMERICAN
       LIMITED           TCI         WORLDWIDE       NATURAL        EMERGING          SMALL
    MATURITY BOND       GROWTH          BOND        RESOURCES       MARKETS       CAPITALIZATION
     SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------
         ==            ==             ==             ==             ==               ==
         ==            ==             ==             ==             ==               ==
         --            --             --             --             --               --
       3.70  %       (4.9)%         1.90%         17.30%         11.88%(2)       (10.80)%(2)
      10.27  %      30.32%         16.60%         10.33%            --               --
       1.05  %(5)     2.98%(6)      4.70%(7)       1.28%(3)         --               --
         ==            ==             ==             ==             ==               ==
         ==            ==             ==             ==             ==               ==
         ==            ==             ==             ==             ==               ==
         --            --             --             --             --               --
       3.50  %       (5.0)%         1.80%         17.20%         11.78%(2)       (10.88)%(2)
      10.11  %      30.12%         16.43%         10.17%            --               --
       0.84  %(14)     2.88%(6)     1.45%(12)      0.80%(15)        --               --
         ==            ==             ==             ==             ==               ==
       3.70  %       (4.9)%         1.90%         17.30%         11.88%(2)       (10.80)%(2)
      10.27  %      30.32%         16.60%         10.33%            --               --
       0.63  %(21)     2.33%(19)     2.51%(20)     0.38%(22)        --               --
         --            --             --             --             --               --
       3.50  %      (5.00)%         1.80%         17.20%         11.78%(2)       (10.88)%(2)
      10.11  %      30.12%         16.43%         10.17%            --               --
       0.50  %(34)     2.25%(19)     3.60%(34)    (4.12)%(33)       --               --
         ==            ==             ==             ==             ==               ==

--------------------------------------------------------------------------------
To Our Variable Life Policyowners and Variable Annuity Contractowners:
--------------------------------------------------------------------------------

We are pleased to send you the 1996 Annual Report for Market Street Fund, Inc., its Growth, Money Market, Bond, Managed, Aggressive Growth, International, Common Stock and Sentinel Growth Portfolios.

Economic Overview and Investment Perspective

Sometimes listening to a broken record is not such a bad experience; especially if the tune is pleasing.

Writing a year ago in the 1995 Annual Report for the Market Street Fund, I said in part, "What will 1996 bring? With no hint of renewed inflation on the horizon and the Federal Reserve Board leaning more towards easing than tightening in order to avoid pushing an already weakening economy into recession, both bond and equity markets should enjoy modestly positive rates of return in 1996. While budget battles and the upcoming elections could produce short term volatility, long term patient investors should have nothing to fear from maintaining their market exposure. As to market timers, you are on your own as always."

Writing to you in June of 1996 I summarized the first six months of 1996 as follows. "First the facts. Through the first six months of 1996, the equity markets responded strongly to a growing, nearly inflation free economy. Rising profits were sufficient to offset fears of rising interest rates. Total returns were slightly above 10% for both the S&P 500 and the Russell 2000. For the fixed income markets, the results were not as pleasant, with the Lehman Aggregate Bond Index turning in a -1.2% total return and the 30 year U.S. Treasury Bond rate averaging 6.06%, 6.60%, and 7.06% for the fourth quarter of 1995 and the first two quarters of 1996, respectively. While the Federal Reserve did not tighten, the combination of a growing economy, persistent inflation fears, and the failure of the new Congress and the President to make any progress on fundamental budget reform were sufficient to cause the back-up in rates."

The outlook for the rest of 1996 was presented as follows. "The outlook for the remainder of 1996 is cautiously optimistic for both the equity and fixed income markets. July has already seen increased volatility in both markets as equities sold off strongly, particularly technology issues, only to bounce right back, at least partially; while 30 year Treasuries rallied strongly to the 6.75% level. Markets will likely stabilize until the November election, so long as inflation fears do not force the Fed's hand. December should be exciting."

The second half of 1996 turned out just fine for both equity and fixed income investors. So long as the economy remains on its current course of modest growth and low inflation and policymakers keep their hands off the economic engine that is the envy of the world, the outlook for all markets--especially the equity market--remains positive. But stay cautious, and remember that to be a market timer is to engage in the least cautious strategy of all.

Review of Fund Portfolio Performance

The Annual Reviews and performance charts* for each Portfolio (other than the Money Market Portfolio) contained in this Annual Report show the growth of $10,000 over the period shown, assuming reinvestment of all dividends. The performance is then compared to a relevant index. As always, it is important to recall in interpreting these results that the advisers of the equity portfolios of Market Street Fund do not engage in market timing. That is to say that in all but times of great market turmoil, they endeavor to keep the vast majority of portfolio assets invested in common stocks. Thus they attempt to add value by stock selection utilizing the methods and in the markets specified in the Fund Prospectus. Their performance should be judged according to how well they do relative to market indices measuring the same type of activity.

We appreciate the opportunity to have served you in the past and look forward to serving you during the remainder of 1997 and many years into the future.

/s/ Stanley R. Reber

Stanley R. Reber
President
The Market Street Fund, Inc.

*Past performance is not predictive of future results. Moreover, the relationship between the performance of the Fund Portfolios and the actual increases or decreases in a policy's cash value is not directly proportional due to certain charges deducted from premiums and under the policies which are not reflected in the above figures. Please see the current prospectus for an explanation of these charges and for illustrations which take such charges into account in calculating cash values.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Market Street Fund, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Market Street Fund, Inc., (comprising, respectively, the Growth, Money Market, Bond, Managed, Aggressive Growth, International, Common Stock and Sentinel Growth Portfolios) as of December 31, 1996, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or periods then ended, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Market Street Fund, Inc. as of December 31, 1996, the results of their operations for the year or period then ended, the changes in their net assets for each of the two years or periods then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 31, 1997

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

1996 Annual Review
Newbold's Asset Management, Inc.

--------------------------------------------------------------------------------

    The 1996 return for the Market Street Fund Growth Portfolio was 19.6%, compared to the Standard and Poor's 500 Stock Index return of 22.9%. Equity markets extended their winning streak in 1996 by posting strong returns and their sixth consecutive up year. The Dow Jones Industrials rose 28.7%; and the NASDAQ was up 22.7%.

    The equity markets jumped out of the blocks as 1996 began with a bevy of weak economic statistics and prospects for a Federal Reserve reduction in short term interest rates. Both the federal funds and discount rates were reduced by one quarter percent to 5.25% and 5.0% respectively. Although this was the only action taken by the Federal Reserve for all of 1996, the market responded and increased 5.4% in the first quarter.

    In the second and third quarters, job creation numbers in April and early July substantially exceeded expectations resulting in some market turbulence in the second quarter and the apparent beginning of a correction in July. A correction seemed in order at this juncture as the market had increased all year in spite of rising long term interest rates and a strengthening economy. However, the only correction to materialize was for the technology laden NASDAQ which at one point was off about 14% from its high earlier in the year. The S&P 500 and Dow Jones Industrials only fell to levels 6-7% below their highs. All three indices turned around and surged to record levels by the end of September as the core rate of inflation continued to run at an anemic annual rate of 2.6%, a thirty year low.

    The fourth quarter proved to be the best of the year for the overall market driven by softening economic news and declining interest rates. Factory orders, retail sales and job creation were weak, enabling the Federal Reserve to continue to leave short term interest rates unchanged. The yield on the long bond declined from 6.9% in early October to near 6.4% at the end of November. To summarize, in 1996, good news continued to roll -- modest economic growth, good corporate earnings, benign inflation and relatively low interest rates.

    As 1997 begins, the good economic news alluded to earlier appears to be on track. While not totally devoid of skepticism, we claim no real insight into what may derail the attractive concensus outlook for modest GDP growth, low inflation and interest rates and reasonably good prospects for corporate profits. Our primary focus continues to be individual stock selection from those issues in our value universe where we believe positive catalysts or corporate actions will develop in order to ensure participation in rising markets. We believe that this, along with with continued adherence to our low P/E, higher yielding process, will produce superior results over the long term.

                                                                            LOGO

-------------------------------------------------------------
                                   GROWTH
-------------------------------------------------------------

                                  DOLLARS
                        -----------------------------
                           FUND               INDEX
                        ---------            --------
Start                    10,000                10,000
        85               10,177                10,077
        86               11,325                11,941
        87               11,511                12,540
        88               13,641                14,580
        89               17,794                19,131
        90               18,220                18,485
        91               21,590                24,115
        92               22,614                25,948
        93               24,924                28,558
        94               25,522                28,933
        95               33,279                39,811
        96               39,794                48,928

-------------------------------------------------------------

----------------------------------------
       Average Annual Total Return
----------------------------------------

1 Year                   19.58%

5 year                   13.01%

Since Inception*         13.30%

----------------------------------------

           Past performance is not predictive of future performance.

    + The Index is the S&P 500 Index, an unmanaged index of 500 U.S. common stocks that includes reinvestment of dividends.
    * Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                          PERCENTAGE        NUMBER
                                                                         OF PORTFOLIO      OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (96.2%)
Aerospace & Defense...................................................     3.2%
  Boeing Co. .........................................................                       31,886      $  3,391,873
  United Technologies Corp. ..........................................                       45,000         2,970,000
                                                                                                           ----------
                                                                                                            6,361,873
                                                                                                           ----------
Automotive & Equipment................................................     1.4%
  Genuine Parts Co. ..................................................                       61,800         2,750,100
                                                                                                           ----------
Building & Building Supplies..........................................     1.7%
  Masco Corp. ........................................................                       91,900         3,308,400
                                                                                                           ----------
Business Services, Media, etc. .......................................     2.7%
  Cognizant Corp. ....................................................                       68,600         2,263,800
  Dun & Bradstreet Corp. .............................................                      132,700         3,151,625
                                                                                                           ----------
                                                                                                            5,415,425
                                                                                                           ----------
Chemicals.............................................................     3.0%
  Grace (W.R.) & Co. .................................................                       67,400         3,487,950
  Great Lakes Chemical Corp. .........................................                       52,600         2,459,050
                                                                                                           ----------
                                                                                                            5,947,000
                                                                                                           ----------
Diversified...........................................................     1.4%
  Black & Decker Corp.................................................                       52,800         1,590,600
  Canadian Pacific Ltd. ..............................................                       41,500         1,099,750
                                                                                                           ----------
                                                                                                            2,690,350
                                                                                                           ----------
Drugs and Health Care.................................................     8.0%
  Aetna, Inc. ........................................................                       80,800         6,464,000
  Bristol-Meyers Squibb Co............................................                       41,100         4,469,625
  Mallinckrodt Group, Inc. ...........................................                      113,400         5,003,775
                                                                                                           ----------
                                                                                                           15,937,400
                                                                                                           ----------
Electronics...........................................................     1.9%
  Cooper Industries, Inc. ............................................                       90,200         3,799,675
                                                                                                           ----------
Finance-Banks.........................................................     8.4%
  Chase Manhattan Corp. ..............................................                       34,000         3,034,500
  Corestates Financial Corp. .........................................                       62,000         3,216,250
  Fleet Financial Group, Inc. ........................................                       85,000         4,239,375
  Mellon Bank Corp. ..................................................                       43,400         3,081,400
  Nations Bank Corp. .................................................                       31,300         3,059,575
                                                                                                           ----------
                                                                                                           16,631,100
                                                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                          PERCENTAGE        NUMBER
                                                                         OF PORTFOLIO      OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance-Insurance.....................................................     5.1%
  General Re Corp. ...................................................                       18,400      $  2,902,600
  ITT Hartford Group, Inc. ...........................................                       51,000         3,442,500
  St. Paul Companies, Inc. ...........................................                       64,800         3,798,900
                                                                                                           ----------
                                                                                                           10,144,000
                                                                                                           ----------
Financial Institutions................................................     3.0%
  First Union Corp. ..................................................                       26,400         1,953,600
  Travelers Group, Inc. ..............................................                       89,633         4,067,097
                                                                                                           ----------
                                                                                                            6,020,697
                                                                                                           ----------
Foods.................................................................     3.1%
  Archer-Daniels Midland Co. .........................................                      278,653         6,130,366
                                                                                                           ----------
Machinery & Instrumentation...........................................     4.3%
  Deere & Co. ........................................................                       96,600         3,924,375
  Parker Hannifin Corp. ..............................................                      119,300         4,622,875
                                                                                                           ----------
                                                                                                            8,547,250
                                                                                                           ----------
Natural Gas...........................................................     1.7%
  TransCanada Pipelines Ltd. .........................................                      197,900         3,463,250
                                                                                                           ----------
Non-Ferrous Metals & Mining...........................................     3.9%
  Aluminum Co. of America.............................................                       76,700         4,889,625
  Reynolds Metals Co. ................................................                       49,600         2,796,200
                                                                                                           ----------
                                                                                                            7,685,825
                                                                                                           ----------
Office Equipment & Supplies...........................................     5.8%
  International Business Machines Corp. ..............................                       36,300         5,481,300
  Pitney Bowes, Inc. .................................................                       18,200           991,900
  Xerox Corp. ........................................................                       93,900         4,941,488
                                                                                                           ----------
                                                                                                           11,414,688
                                                                                                           ----------
Oil...................................................................     4.8%
  Exxon Corp. ........................................................                       35,100         3,439,800
  Mobil Corp. ........................................................                       33,000         4,034,251
  Repsol ADR..........................................................                       53,400         2,035,875
                                                                                                           ----------
                                                                                                            9,509,925
                                                                                                           ----------
Oil & Other Energy Sources............................................     4.0%
  Amoco Corp. ........................................................                       53,000         4,266,500
  USX Marathon Group..................................................                      157,400         3,757,925
                                                                                                           ----------
                                                                                                            8,024,425
                                                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                          PERCENTAGE        NUMBER
                                                                         OF PORTFOLIO      OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Paper & Forest Products...............................................     3.9%
  James River Corp. ..................................................                      142,500      $  4,720,313
  Mead Corp. .........................................................                       50,800         2,952,750
                                                                                                           ----------
                                                                                                            7,673,063
                                                                                                           ----------
Pollution Control.....................................................     2.4%
  WMX Technologies, Inc. .............................................                      143,800         4,691,475
                                                                                                           ----------
Retail-Department Stores..............................................     0.9%
  Dillard Dept. Stores, Class A.......................................                       60,100         1,855,588
                                                                                                           ----------
Retail-Food Chains....................................................     1.9%
  American Stores Co. ................................................                       90,000         3,678,750
                                                                                                           ----------
Retail-Stores.........................................................     1.2%
  Circuit City Store, Inc. ...........................................                       80,500         2,425,062
                                                                                                           ----------
Telecommunications....................................................     3.0%
  AT&T Corp. .........................................................                      138,000         6,003,000
                                                                                                           ----------
Tobacco...............................................................     2.3%
  RJR Nabisco Holdings Corp. .........................................                      135,140         4,594,760
                                                                                                           ----------
Transportation........................................................     1.4%
  Burlington Northern Santa Fe Corp. .................................                       32,600         2,815,825
                                                                                                           ----------
Utilities-Electric....................................................     6.2%
  Entergy Corp. ......................................................                       99,000         2,747,250
  FPL Group, Inc. ....................................................                       60,500         2,783,000
  General Public Utilities Corp. .....................................                       85,400         2,871,575
  PECO Energy Co. ....................................................                      152,200         3,843,050
                                                                                                           ----------
                                                                                                           12,244,875
                                                                                                           ----------
Utilities - Telephone.................................................     5.6%
  GTE Corp. ..........................................................                       87,000         3,958,500
  NYNEX Corp. ........................................................                      149,000         7,170,625
                                                                                                           ----------
                                                                                                           11,129,125
                                                                                                           ----------
    TOTAL COMMON STOCK (COST $164,065,025)............................                                    190,893,272
                                                                                                           ----------
SHORT-TERM INVESTMENTS (3.8%)
  Temporary Investment Fund, Inc. - TempCash (Cost $7,579,202)........                     7,579,202        7,579,202
                                                                                                           ----------
    TOTAL INVESTMENTS (100.0%) (COST $171,644,227)....................                                   $198,472,474
                                                                                                           ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                               PERCENTAGE                   PRINCIPAL
                                                              OF PORTFOLIO     MATURITY       AMOUNT          VALUE
------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES (9.3%)
  Wachovia Bank of Georgia, 5.38%..........................                    01/09/97     $2,500,000     $ 2,497,011
  Mellon Bank, 5.36%.......................................                    02/26/97      2,600,000       2,578,322
                                                                                                           -----------
    TOTAL BANKERS' ACCEPTANCES (COST $5,075,333)...........                                                  5,075,333
                                                                                                           -----------
COMMERCIAL PAPER (85.4%)
Agricultural...............................................     1.8%
  Cargill, Inc., 5.35%.....................................                    01/21/97        975,000         972,102
                                                                                                           -----------
Consumer Finance...........................................     1.8%
  Transamerica Corp., 5.50%................................                    01/28/97      1,000,000         995,875
                                                                                                           -----------
Bank.......................................................     27.6%
  Bank of New York, 5.28%..................................                    01/10/97      2,000,000       1,997,360
  BankAmerica Corp., 5.34%.................................                    01/24/97      2,550,000       2,541,300
  Morgan (J.P.) & Co., Inc., 5.37%.........................                    01/08/97      2,575,000       2,572,311
  National City Credit Corp., 5.50%........................                    01/28/97      2,700,000       2,691,750
  Norwest Financial, Inc., 5.42%...........................                    02/14/97      2,645,000       2,627,478
  Republic New York Corp., 5.37%...........................                    01/14/97      2,600,000       2,594,958
                                                                                                           -----------
                                                                                                            15,025,157
                                                                                                           -----------
Finance....................................................     49.5%
  American Express Credit Corp., 5.80%.....................                    01/07/97      1,800,000       1,798,260
  C.I.T. Group Holdings, Inc., 5.40%.......................                    01/30/97      2,500,000       2,489,125
  Cargill Financial Services Corp., 5.32%..................                    01/13/97      1,575,000       1,572,207
  Chevron Oil Finance Co., 5.62%...........................                    01/09/97      1,000,000         998,751
  Commercial Credit Corp., 5.30%...........................                    01/06/97      2,650,000       2,648,049
  Deere (John) Credit Co., 5.31%...........................                    01/17/97      1,235,000       1,232,085
  Deere (John) Credit Co., 5.29%...........................                    01/17/97      1,325,000       1,321,886
  Ford Motor Credit Co., 5.38%.............................                    01/16/97      2,000,000       1,995,518
  General Electric Capital Corp., 5.42%....................                    01/27/97      2,500,000       2,490,214
  Household Finance Corp., 5.42%...........................                    01/15/97      2,550,000       2,544,625
  IBM Credit Corp., 5.49%..................................                    01/31/97      2,670,000       2,657,785
  Prudential Funding Corp., 5.32%..........................                    01/09/97      2,550,000       2,546,985
  Union Bank, Los Angeles, CA., 5.30%......................                    01/22/97      2,600,000       2,600,000
                                                                                                           -----------
                                                                                                            26,895,490
                                                                                                           -----------
Oil & Gas..................................................     4.7%
  Texaco, Inc., 5.48%......................................                    02/03/97      2,600,000       2,586,939
                                                                                                           -----------
    TOTAL COMMERCIAL PAPER (COST $46,475,563)..............                                                 46,475,563
                                                                                                           -----------
AGENCY OBLIGATIONS (3.5%)
  Federal National Mortgage Discount Note, 5.32%
    (Cost $1,889,611)......................................                    02/07/97      1,900,000       1,889,611
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT OR
                                                               PERCENTAGE                     NUMBER
                                                              OF PORTFOLIO     MATURITY     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.80%)
  Temporary Investment Fund, Inc.-TempCash
    (Cost $1,000,057)......................................                                 $1,000,057     $ 1,000,057
                                                                                                           -----------
    TOTAL INVESTMENTS (100.0%) (COST $54,440,564)..........                                                $54,440,564
                                                                                                           ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
THE MARKET STREET FUND, INC.
THE BOND PORTFOLIO

1996 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

    For the fiscal year ended December 31, 1996, the Market Street Fund Bond Portfolio produced a total return of 2.9%, compared to the Lehman Aggregate Bond Index which returned 3.6%. The Lehman Aggregate Index is considered a good proxy for the overall fixed income market. During the same period, the average Lipper A-rated Corporate Bond Fund returned 2.5%.

    On December 31, 1995, the 10-year U.S. Treasury Index (Index) yielded 5.57%. The 1995 bull market in bonds finally fizzled in early 1996 when the Index set a low of 5.52% in January. Market participants realizing that the promised balanced budget was a long way from reality, that inflationary pressure continued to cast a long dark shadow, and that the economy was showing amazing resilience, abandoned the fixed income market, sending interest rates up sharply. The 10-year U.S. Treasury Index reached the high for the year on June 12, 1996 at 7.06%. The fixed income markets consolidated in a trading range until September. Investor sentiment once again began to change as the economy sputtered along without generating enough growth to ignite inflation or cause the Federal Reserve to tighten credit. The market did an "about-face" and rallied to the 6.04% level on November 29, 1996. On a price basis, the 10-year U.S. Treasury Index experienced a 10% price decline from January to June, only to recapture a 7% price increase from September to November. The Index closed the year at 6.42%.

    While the 10-year U.S. Treasury Index was experiencing this price volatility, corporate securities were going through the same gyrations, tempered slightly by their increased yield and the continued narrowing of yield spreads between corporates and Treasury securities. Mortgage securities also did well as a result of their shorter average maturities and their monthly income stream.

    During the year, the Portfolio shortened average maturity from 10.4 years to
8.4 years. On December 31, 1995, the Portfolio's assets were 75% invested in corporate securities. During the period, in response to the continued narrowing of yield spreads between corporates and Treasury, this position was reduced to 56% of assets. Finally, in recognition of the need for income, some of the funds generated from the sale of corporate securities were redeployed to the mortgage market where the Portfolio hopes to garner the added income and the reduce price volatility.

    The 1996 market performance was the result of having too long an average maturity in a bear market for bonds. In recognition of the longevity of the current economic expansion, we plan to maintain a relatively short average maturity until stronger signals are sent by the Federal Reserve as to the direction of interest rates or the likely pace of economic expansion.

Richard D. Temple

                         BOND

                ---------------------
                       Dollars
                ---------------------
                 Fund           Index
                 ----           -----
                10,000          10,000
                10,225          10,187
                11,864          11,742
                11,583          12,066
                12,330          13,018
                13,633          14,909
                14,683          16,245
                16,728          18,844
                17,724          20,239
                19,553          22,564
                18,454          21,892
                22,228          25,941
                22,863          26,883

                          ---------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                          ---------------------------
                                               Since
                         1 Year     5 Year   Inception*
                         ------     ------   ---------
                          2.88%      6.45%     7.76%

                                                                        LOGO

           Past performance is not predictive of future performance.

    + The Index is the Lehman Aggregate Bond Index, an unmanaged index of bonds reflecting average prices in the bond market.
    *  Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                PERCENTAGE                   PRINCIPAL
                                                               OF PORTFOLIO     MATURITY       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES (17.4%)
  U.S. Treasury Note, 6.00%.................................                    12/31/00     $  600,000     $  601,758
  U.S. Treasury Note, 5.00%.................................                    08/31/97        250,000        245,463
  U.S. Treasury Note, 6.375%................................                    01/15/00        250,000        252,282
  U.S. Treasury Note, 5.50%.................................                    01/15/00        250,000        244,230
  U.S. Treasury Note, 6.375%................................                    08/15/02        500,000        503,500
  U.S. Treasury Note, 7.50%.................................                    05/15/05      1,000,000      1,068,730
                                                                                                            ----------
    TOTAL U.S. TREASURY NOTES (COST $2,913,524).............                                                 2,915,963
                                                                                                            ----------
AGENCY OBLIGATIONS (22.2%)
Collateralized Mortgage Obligation Trust, 7.95%.............     2.8%           05/01/17        457,959        469,767
                                                                                                            ----------
Federal Home Loan Bank......................................     5.9%
  Federal Home Loan Bank, 6.65%.............................                    11/13/01      1,000,000        993,320
                                                                                                            ----------
Federal Home Loan Mortgage Corporation......................     6.9%
  Federal Home Loan Mortgage Corp., 6.50%...................                    05/01/08        587,994        577,521
  Federal Home Loan Mortgage Corp., 8.00%...................                    11/01/08        518,992        528,561
  Federal Home Loan Mortgage Corp., 9.00%...................                    11/01/16          6,718          7,094
  Federal Home Loan Mortgage Corp., 8.00%...................                    03/01/17         39,090         39,811
                                                                                                            ----------
                                                                                                             1,152,987
                                                                                                            ----------
Federal Mortgage Corporation................................     3.6%
  Federal Mortgage Corp. Discount Note., 5.51%..............                    01/07/97        600,000        599,449
                                                                                                            ----------
Federal National Mortgage Association.......................     3.0%
  Federal National Mortgage Association, 7.50%..............                    12/01/06        491,793        501,629
                                                                                                            ----------
    TOTAL AGENCY OBLIGATIONS (COST $3,731,458)..............                                                 3,717,152
                                                                                                            ----------
CORPORATE BONDS (55.5%)
Industrial & Commercial Services............................     3.0%
  News American Holdings, Inc., 8.00%.......................                    10/17/16        500,000        499,375
Defense.....................................................     2.9%
  Northrop Corp., 7.00%.....................................                    03/01/06        500,000        491,875

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT OR
                                                               PERCENTAGE                    NUMBER
                                                              OF PORTFOLIO     MATURITY     OF SHARES        VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Financial Institutions.....................................     16.6%
  CS First Boston, 7.75%...................................                    05/15/06     $600,000      $   627,000
  First Union National Bank, 6.824%........................                    08/01/26      600,000          601,500
  Lehman Brothers Holdings, 8.80%..........................                    03/01/15      400,000          451,000
  Midland Bank, 7.65%......................................                    05/01/25      500,000          526,250
  Salomon Brothers, 6.875%.................................                    12/15/03      600,000          587,250
                                                                                                          -----------
                                                                                                            2,793,000
                                                                                                          -----------
Insurance..................................................     9.5%
  Farmers Insurance Exchange, 8.50%........................                    08/01/04      600,000          633,000
  Integon Corp., 9.50%.....................................                    10/15/01      400,000          428,500
  Liberty Mutual Insurance Co., 8.20%......................                    05/04/07      500,000          531,875
                                                                                                          -----------
                                                                                                            1,593,375
                                                                                                          -----------
Telecommunications.........................................     6.4%
  Comsat Corp. Medium Term Note, 8.05%.....................                    12/13/06      500,000          547,785
  Continental Cablevision, 8.30%...........................                    05/15/06      500,000          533,750
                                                                                                          -----------
                                                                                                            1,081,535
                                                                                                          -----------
Tobacco....................................................     2.5%
    Dimon, Inc., Senior Notes, 8.875%......................                    06/01/06      400,000          418,500
                                                                                                          -----------
Utilities-Electric.........................................     3.0%
  Mississippi Power and Light Co., 8.80%...................                    04/01/05      500,000          510,625
                                                                                                          -----------
Utilities-Gas..............................................     2.6%
  Consolidated Natural Gas Co., 8.625%.....................                    12/01/11      422,000          439,407
                                                                                                          -----------
Foreign....................................................     9.0%
  Banque Paribas Subordinate Notes, 6.875%.................                    03/01/09      500,000          476,875
  BCH Cayman Islands Ltd., 7.70%...........................                    07/15/06      600,000          516,250
  Swedish Export Credit Corp., 9.875%......................                    03/15/38      475,000          514,187
                                                                                                          -----------
                                                                                                            1,507,312
                                                                                                          -----------
    TOTAL CORPORATE BONDS (COST $9,138,939)................                                                 9,335,004
                                                                                                          -----------
SHORT-TERM INVESTMENTS (4.9%)
  Prudential Funding Corp., 5.23%..........................                                  600,000          599,913
  Temporary Investment Fund, Inc., - TempCash..............                                  212,180          212,180
                                                                                                          -----------
    TOTAL SHORT-TERM INVESTMENTS (COST $812,093)...........                                                   812,093
                                                                                                          -----------
    TOTAL INVESTMENTS (100.0%) (COST $16,596,014)..........                                               $16,780,212
                                                                                                          ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MARKET STREET FUND, INC.
THE MANAGED PORTFOLIO

1996 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

    The Market Street Managed Portfolio recorded a total return of 11.9% for the year ended December 31, 1996. The Portfolio's results were modestly behind the return for the median Lipper balanced fund, and fell between the 22.9% return for the Standard & Poor's 500 and the 3.6% return for the Lehman Aggregate Bond Index.

    The past twelve months was a volatile period for the financial markets. The stock market rallied strongly early in the year, as economic growth appeared much stronger than anticipated. Stocks corrected sharply in the summer, as economic indicators began to show signs of slowing, but rallied to all-time highs in the fall, as a consensus began to build for moderate economic growth, restrained inflation and relatively low interest rates. Meanwhile, fixed income securities also experienced considerable volatility. The bond market as measured by the 10-year US Treasury Index started the year at 5.57%. The Index declined to a low of 5.52% on January 18, and then rose almost uninterrupted until a high was set on June 12 at 7.05%. The Index then slowly declined over the remaining months and ended the year at 6.42%.

    The Managed Portfolio began the year with a mix of 53% stocks, 41% bonds and 6% cash. During the year, we decreased the Portfolio's exposure to the bond market and increased cash. The Portfolio benefited from its long-standing positions in the financial services sector, as well as significant holdings in consumer growth stocks (especially the pharmaceutical companies) and in the energy sector. As well, the Managed Portfolio has recently been underweighting the utilities sector, due to concern over the increasing competition in both the electrical and telephone groups. The Portfolio's de-emphasis of these groups also impacted performance positively, as these were the worst performance sectors of the stock market. At the end of the year, the Managed Portfolio's asset allocation was 54% stocks, 36% bonds and 10% cash.

    Looking ahead to 1997, we continue to expect that the economy will grow at a more moderate rate than has been the case in the last few years, and that inflation should remain restrained. Corporate earnings are likely to grow at a much slower rate than in the past several years, and in such an environment, we believe our commitments to stable financial, energy, consumer products and healthcare stocks are very appropriate. The recent national elections have again given us a Democratic Administration and a Republican Congress, which hopefully will be able to compromise on some of the important economic matters of the day, namely the budget defect and the future health of entitlement programs such as Social Security and Medicare. Any progress along these lines would, we believe, be regarded positively by the financial markets.

Rodney A. Buck, CFA
Richard A. Pender, CFA
David M. Brownlee, CFA

                                                                            LOGO

--------------------------------------------------
                      MANAGED
--------------------------------------------------

                              DOLLARS
                    ------------------------------
                              DOLLARS
                    FUND     LA INDEX    S&P INDEX
                    ------------------------------
START     84        10,000     10,000     10,000
          85        10,299     10,167     10,077
          86        11,543     11,742     11,941
          87        11,481     12,066     12,540
          88        12,631     13,018     14,580
          89        14,482     14,909     19,131
          90        13,235     16,245     18,485
          91        15,947     16,844     24,115
          92        17,854     20,239     25,948
          93        19,928     22,564     28,558
          94        19,566     21,692     28,933
          95        24,346     25,941     39,811
          96        27,238     31,882     41,256
--------------------------------------------------

--------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------

1 Year              11.88%

5 Year              11.30%

Since Inception*     9.48%
-------------------------------------------------

           Past performance is not predictive of future performance.

    # The Index is the Lehman Aggregate Bond Index, an unmanaged index of bonds reflecting average prices in the bond market.
    + The Index is the S&P 500 Index, an unmanaged index of 500 U.S. common stocks that includes reinvestment of dividends.
    * Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (53.9%)
Automobiles & Auto Parts...............................................        2.5%
  Chrysler Corp. ......................................................                          9,100     $   300,300
  Echlin, Inc. ........................................................                          9,000         284,625
  Ford Motor Co. ......................................................                         16,000         510,000
                                                                                                           -----------
                                                                                                             1,094,925
                                                                                                           -----------
Banks..................................................................        5.1%
  BankAmerica..........................................................                          3,000         299,250
  Bank of New York Co., Inc............................................                         16,000         540,000
  Chase Manhattan Corp. ...............................................                          3,640         324,870
  Citicorp.............................................................                          3,500         360,500
  First Union Corp. ...................................................                          5,500         407,000
  Morgan (J.P.) & Co., Inc. ...........................................                          2,500         244,062
                                                                                                           -----------
                                                                                                             2,175,682
                                                                                                           -----------
Beverages..............................................................        0.6%
  Coca-Cola Co.........................................................                          5,000         263,125
                                                                                                           -----------
Building & Materials...................................................        1.0%
  Sherwin Williams Co. ................................................                          8,000         448,000
                                                                                                           -----------
Consumer & Business Services...........................................        2.1%
  Electronic Data Systems Corp.........................................                         10,035         434,014
  Omnicom Group, Inc. .................................................                         10,000         457,500
                                                                                                           -----------
                                                                                                               891,514
                                                                                                           -----------
Consumer Products......................................................        2.4%
  American Brands, Inc. ...............................................                          6,000         297,750
  Coleman Co., Inc. ...................................................                          9,700         133,375
  Kimberly-Clark Corp. ................................................                          4,000         381,000
  Rubbermaid, Inc. ....................................................                         10,500         283,875
                                                                                                           -----------
                                                                                                             1,051,000
                                                                                                           -----------
Drugs..................................................................        2.3%
  American Homes Products Corp. .......................................                          8,000         469,000
  Pfizer, Inc. ........................................................                          6,000         497,250
                                                                                                           -----------
                                                                                                               966,250
                                                                                                           -----------
Electrical Equipment...................................................        3.4%
  Emerson Electric Co. ................................................                          5,000         483,750
  General Electric Co. ................................................                          6,000         593,250
  Grainger (W.W.), Inc. ...............................................                          5,000         401,250
                                                                                                           -----------
                                                                                                             1,478,250
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy.................................................................        6.0%
  Amoco Corp...........................................................                          5,700     $   458,850
  Atlantic Richfield Co. ..............................................                          3,100         410,750
  Chevron Corp. .......................................................                          4,500         292,500
  Exxon Corp. .........................................................                          5,000         490,000
  Mobil Corp. .........................................................                          3,500         427,875
  Royal Dutch Petroleum Co. ...........................................                          3,000         512,250
                                                                                                           -----------
                                                                                                             2,592,225
                                                                                                           -----------
Financial..............................................................        1.2%
  American Express Co. ................................................                          9,500         536,750
                                                                                                           -----------
Foods..................................................................        2.7%
  CPC International, Inc. .............................................                          6,000         465,000
  Hannaford Bros. Co. .................................................                          7,000         238,000
  Sara Lee Corp. ......................................................                         12,000         447,000
                                                                                                           -----------
                                                                                                             1,150,000
                                                                                                           -----------
Healthcare Providers...................................................        1.2%
  Columbia/HCA Healthcare Corp. .......................................                         12,750         519,562
                                                                                                           -----------
Industrial Diversified.................................................        5.2%
  Boeing Co. ..........................................................                            336          35,742
  Crown Cork & Seal Co., Inc. .........................................                          8,000         435,000
  Dover Corp. .........................................................                          5,000         251,250
  Grace (W.R.) & Co. ..................................................                          4,000         207,000
  Parker-Hannifin Corp. ...............................................                         12,000         465,000
  PPG Industries, Inc. ................................................                          6,500         364,812
  *Rockwell International Corp. .......................................                          8,000         487,000
                                                                                                           -----------
                                                                                                             2,245,804
                                                                                                           -----------
Insurance..............................................................        4.7%
  Allstate Corp. ......................................................                         10,562         611,276
  American General Corp. ..............................................                         11,000         449,625
  American International Group, Inc. ..................................                          4,500         487,125
  Equitable of Iowa....................................................                         10,000         458,750
                                                                                                           -----------
                                                                                                             2,006,776
                                                                                                           -----------
Medical - Equipment & Supplies.........................................        1.0%
  Johnson & Johnson....................................................                          9,000         447,750
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Field Equipment & Services.........................................        2.0%
  Halliburton Co. .....................................................                          6,000     $   361,500
  Schlumberger Ltd.....................................................                          5,000         499,375
                                                                                                           -----------
                                                                                                               860,875
                                                                                                           -----------
Publishing.............................................................        1.7%
  Gannett, Inc.........................................................                          4,500         336,937
  McGraw Hill, Inc.....................................................                          8,000         369,000
                                                                                                           -----------
                                                                                                               705,937
                                                                                                           -----------
Railroads..............................................................        2.2%
  Canadian Pacific Ltd. ...............................................                         10,400         275,600
  Illinois Central Corp. Common, Series A..............................                         11,250         360,000
  Union Pacific Corp. .................................................                          5,000         300,625
                                                                                                           -----------
                                                                                                               936,225
                                                                                                           -----------
Retail.................................................................        2.3%
  May Department Stores Co. ...........................................                          6,700         313,225
  Nordstrom, Inc. .....................................................                          6,300         223,256
  Sears, Roebuck and Co. ..............................................                         10,000         461,250
                                                                                                           -----------
                                                                                                               997,731
                                                                                                           -----------
Telecommunications.....................................................        0.3%
  Lucent Technologies, Inc. ...........................................                          2,868         132,645
                                                                                                           -----------
Tobacco................................................................        0.6%
  Philip Morris Company, Inc. .........................................                          2,300         259,037
                                                                                                           -----------
Utilities - Electric...................................................        0.8%
  FPL Group, Inc. .....................................................                          7,000         322,000
                                                                                                           -----------
Utilities - Gas........................................................        1.7%
  Enron Corp. .........................................................                          8,000         345,000
  Sonat, Inc. .........................................................                          7,500         386,250
                                                                                                           -----------
                                                                                                               731,250
                                                                                                           -----------
Utilities - Telephone..................................................        0.9%
  GTE Corp.............................................................                          8,500         386,750
                                                                                                           -----------
    TOTAL COMMON STOCK (COST $16,255,599)..............................                                     23,200,064
                                                                                                           -----------
CONVERTIBLE STOCK (0.4%)
 *Microsoft Corp., Preferred Series A Convertible, 2.75%
    (COST $167,738)....................................................                          2,100         168,262
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                            PERCENTAGE      PRINCIPAL
                                                                           OF PORTFOLIO       AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (16.1%)
Banks..................................................................        1.2%
  BCH Cayman Islands, 7.70%, Due 07/15/06..............................                     $  500,000     $   516,250
                                                                                                           -----------
Defense................................................................        1.1%
  Northrop-Grumman, 7.00%, Due 03/01/06................................                        500,000         491,875
                                                                                                           -----------
Financial Institutions.................................................        6.1%
  CS First Boston, 7.75%, Due 05/15/06.................................                        500,000         522,500
  First Union Corp., 6.824%, Due 08/01/06..............................                        600,000         601,500
  Lehman Brothers Holdings, 8.80%, Due 03/01/15........................                        400,000         451,000
  Midland Bank, 7.65%, Due 05/01/25....................................                        550,000         578,875
  Salomon Brothers, 6.875%, Due 12/15/03...............................                        500,000         489,375
                                                                                                           -----------
                                                                                                             2,643,250
                                                                                                           -----------
Industrial.............................................................        1.1%
  News American Holdings, 8.00%, Due 10/17/16..........................                        500,000         499,375
                                                                                                           -----------
Insurance..............................................................        3.0%
  Farmers Insurance Exchange, 8.50%, Due 08/01/04......................                        700,000         738,500
  Liberty Mutual Insurance Co., 8.20%, Due 05/04/07....................                        500,000         531,875
                                                                                                           -----------
                                                                                                             1,270,375
                                                                                                           -----------
Telecommunications.....................................................        2.5%
  Comsat Medium Term Note, 8.05%, Due 12/13/06.........................                        500,000         547,785
  Continental Cablevision, 8.30%, Due 05/15/06.........................                        500,000         533,750
                                                                                                           -----------
                                                                                                             1,081,535
                                                                                                           -----------
Tobacco................................................................        1.0%
  Dimon, Inc., 8.875%, Due 06/01/06....................................                        400,000         418,500
                                                                                                           -----------
    TOTAL CORPORATE BONDS (COST $6,859,440)............................                                      6,921,160
                                                                                                           -----------
U.S. TREASURY NOTES (9.3%)
  U.S. Treasury Note, 6.00%, Due 08/31/97..............................                        500,000         501,465
  U.S. Treasury Note, 6.375%, Due 01/15/00.............................                        500,000         504,565
  U.S. Treasury Note, 6.125%, Due 07/31/00.............................                      1,000,000       1,000,090
  U.S. Treasury Note, 6.25%, Due 08/31/00..............................                      2,000,000       2,006,900
                                                                                                           -----------
    TOTAL U.S. TREASURY NOTES (COST $4,013,117)........................                                      4,013,020
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT OR
                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS (10.8%)
Collateralized Mortgage Obligation Trust...............................        1.1%
  7.95%, Due 05/01/17..................................................                     $  458,000     $   469,767
Government National Single Family......................................        2.3%
  7.50%, Due 12/15/26..................................................                      1,000,000       1,000,313
Farmers Mac Discount Note..............................................        2.8%
  5.32%, Due 01/02/97..................................................                      1,200,000       1,199,823
Federal Home Loan Bank Bonds...........................................        1.4%
  6.65%, Due 11/13/01..................................................                        600,000         595,992
Federal Home Loan Mortgage Corp. ......................................        3.2%
  8.00%, Due 11/01/08..................................................                        519,000         528,561
  6.50%, Due 01/01/11..................................................                        873,000         857,384
                                                                                                           -----------
                                                                                                             1,385,945
                                                                                                           -----------
    TOTAL AGENCY OBLIGATIONS (COST $4,688,086).........................                                      4,651,840
                                                                                                           -----------
SHORT-TERM INVESTMENTS (9.5%)
  Norwest Financial, Inc., 5.55%, Due 01/14/97.........................                      2,000,000       1,995,992
  Prudential Funding Corp., 5.56%, Due 01/01/97........................                        500,000         499,537
  Prudential Funding Corp., 5.56%, Due 01/10/97........................                      1,200,000       1,198,332
  Temporary Investment Fund, Inc. - TempCash...........................                        408,177         408,177
                                                                                                           -----------
    TOTAL SHORT-TERM INVESTMENTS (COST $4,102,038).....................                                      4,102,038
                                                                                                           -----------
    TOTAL INVESTMENTS (100.0%) (COST $36,086,018)......................                                    $43,056,384
                                                                                                           ===========

* Non-income producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MARKET STREET FUND, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

1996 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

    This past year was a relatively good one for the Market Street Aggressive Growth Portfolio. We are pleased to report that your portfolio outperformed both the Russell 2000 Index (a proxy for small company stocks) and most small company mutual funds. For the twelve month period ending December 31, 1996, the Market Street Aggressive Growth Portfolio returned 21.0% as compared to 16.5% for the Russell 2000 and 19.1% for the median Lipper small company mutual fund.

    Some notable positive events this year with respect to the Portfolio's holdings included USA Waste's acquisition of Western Waste, Conseco's acquisition of American Travellers, and Halliburton's acquisition of Landmark Graphics. The Portfolio's exposure to the energy services industry via Smith International, test equipment for communication systems via Dynatech, fiber optic and network connection systems via Methode Electronics, and the growing demand for security services via ADT, Ltd. also contributed to this year's favorable results. The Portfolio benefited from its exposure to affluent baby boomers, and its investment in Ethan Allen Interiors was particularly rewarding.

    Looking forward to 1997, we continue to envisage relatively strong prices for oil and gas. Accordingly, we still favor the energy services industry. We are also quite optimistic about prospects for various health care sectors, such as drug delivery systems. We believe that our preference for shares of small companies that have developed, or are developing, strong brand names and attractive franchises will prove to be a successful investment strategy.

Keniston P. Merrill
Richard A. Pender, CFA
Scott T. Brayman, CFA

                               AGGRESSIVE GROWTH

                                      -------------------------
                                               Dollars
                                      -------------------------
                                        Fund            Index
---------------------------------------------------------------
        Start                           10,000          10,000
                         89             10,558          10,340
                         90             11,695           8,324
                         91             18,283          12,161
                         92             18,755          14,399
                         93             19,730          17,120
                         94             19,730          16,808
                         95             22,389          21,599
                         96             27,091          25,171

                          AVERAGE ANNUAL TOTAL RETURN
                          ---------------------------
                                                           Since
                         1 Year          5 Year         Inception*
                         ------          ------         ---------
                         21.00%           5.18%           13.87%

                                                                            LOGO

           Past performance is not predictive of future performance.

    + The Index is the Russell 2000 Index, an unmanaged stock index of small capitalization companies which includes reinvestment of all income.
    *  Inception date was May 1, 1989.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (80.6%)
Auto Parts & Repair....................................................        1.6%
  Pep Boys-Manny, Moe & Jack...........................................                         17,800     $   547,350
                                                                                                           -----------
Beverages..............................................................        1.2%
  *Robert Mondavi Corp., Class A.......................................                         11,000         401,500
                                                                                                           -----------
Communications.........................................................        3.0%
  *Dynatech Corp.......................................................                         13,500         597,375
  *Verifone, Inc.......................................................                         14,000         413,000
                                                                                                           -----------
                                                                                                             1,010,375
                                                                                                           -----------
Drugs-Drug Delivery....................................................        2.7%
  *Scherer (R.P.) Corp.................................................                         18,500         929,625
                                                                                                           -----------
Electronics............................................................        4.2%
  Harman International Industries, Inc.................................                         11,860         659,712
  Methode Electronics, Inc. Class A....................................                         38,000         769,500
                                                                                                           -----------
                                                                                                             1,429,212
                                                                                                           -----------
Energy.................................................................        6.6%
  *Calenergy Co., Inc..................................................                         22,000         739,750
  *Smith International, Inc............................................                         34,000       1,525,750
                                                                                                           -----------
                                                                                                             2,265,500
                                                                                                           -----------
Environmental Control..................................................        3.7%
  *USA Waste Services, Inc.............................................                         22,650         721,969
  *Waste Management International Plc-ADR..............................                         70,000         551,250
                                                                                                           -----------
                                                                                                             1,273,219
                                                                                                           -----------
Finance................................................................        7.1%
  Duff & Phelps Credit Rating Co.......................................                         12,500         301,562
  First Commerce Corp..................................................                          6,000         233,250
  Mercantile Bankshares Corp...........................................                         12,000         384,000
  ROC Communities......................................................                         27,300         757,575
  Wilmington Trust Corp................................................                         18,800         742,600
                                                                                                           -----------
                                                                                                             2,418,987
                                                                                                           -----------
Food & Food Distributors...............................................        6.6%
  Goodmark Foods, Inc..................................................                         25,700         424,050
  Hannaford Bros. Co...................................................                         15,100         513,400
  Smart & Final, Inc...................................................                         28,000         605,500
  Tootsie Roll Industries, Inc.........................................                         17,455         691,654
                                                                                                           -----------
                                                                                                             2,234,604
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Healthcare Providers...................................................        2.5%
 *Alpha Beta Technology, Inc...........................................                         17,000     $   179,563
 *Genesis Health Ventures..............................................                         21,450         667,631
                                                                                                           -----------
                                                                                                               847,194
                                                                                                           -----------
Insurance..............................................................        3.4%
  Conseco, Inc.........................................................                         18,091       1,153,301
                                                                                                           -----------
Industrial & Commercial Services.......................................        5.0%
  Analysts International Corp..........................................                         16,000         452,000
 *Healthcare Services Group............................................                         48,500         485,000
  Kelly Services, Inc..................................................                         15,600         421,200
  Olsten Corp..........................................................                         22,000         332,750
                                                                                                           -----------
                                                                                                             1,690,950
                                                                                                           -----------
Industrial Diversified.................................................        8.8%
  Donaldson, Inc.......................................................                         22,000         737,000
  Lawter International, Inc............................................                         51,500         650,188
 *Material Sciences Corp...............................................                         40,800         734,400
 *Bush Boake Allen, Inc................................................                         33,500         891,938
                                                                                                           -----------
                                                                                                             3,013,526
                                                                                                           -----------
Manufacturing..........................................................        2.4%
  Calgon Carbon Corp. .................................................                         66,000         808,500
                                                                                                           -----------
Medical-Equipment & Supplies...........................................        7.9%
  Allergan, Inc........................................................                         20,000         712,500
  Ballard Medical Products.............................................                         18,000         335,250
  Hillenbrand Industries, Inc..........................................                         19,000         688,750
  Minntech Corp........................................................                         28,100         323,150
 *Research Medical, Inc................................................                         26,800         616,400
                                                                                                           -----------
                                                                                                             2,676,050
                                                                                                           -----------
Oil Equipment & Services...............................................        2.4%
  Halliburton Co.......................................................                         13,776         830,004
                                                                                                           -----------
Restaurants............................................................        1.8%
  Sbarro, Inc..........................................................                         24,700         629,850
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT OR
                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail-Department Stores...............................................        4.4%
  Ethan Allen Industries, Inc..........................................                         22,500     $   866,250
  Talbots, Inc.........................................................                         23,000         658,375
                                                                                                           -----------
                                                                                                             1,524,625
                                                                                                           -----------
Security Services......................................................        2.9%
 *ADT Ltd..............................................................                         43,000         983,625
                                                                                                           -----------
Software...............................................................        2.4%
 *Filenet Corp.........................................................                         13,000         416,000
 *Sterling Commerce....................................................                         12,000         423,000
                                                                                                           -----------
                                                                                                               839,000
                                                                                                           -----------
    TOTAL COMMON STOCK (COST $21,313,188)..............................                                     27,506,997
                                                                                                           -----------
PREFERRED STOCK (0.2%)
  Phoenix Duff & Phelps Preferred Convertible Series A, $1.50, (Cost
    $71,441)...........................................................                          2,500          62,500
                                                                                                           -----------
SHORT-TERM INVESTMENTS (19.2%)
  Beneficial Corp., 5.52%, Due 01/15/97................................                     $1,600,000       1,596,566
  Federal Agricultural Mortgage Corp., 5.32%, Due 01/02/97.............                      1,500,000       1,499,778
  General Electric Capital Corp., 5.35%, Due 01/22/97..................                        950,000         947,035
  National City Credit Corp., 5.46%, Due 01/08/97......................                      1,000,000         998,938
  Prudential Funding Corp., 5.60%, Due 01/10/97........................                      1,500,000       1,497,900
                                                                                                           -----------
    TOTAL SHORT-TERM INVESTMENTS (COST $6,540,217).....................                                      6,540,217
                                                                                                           -----------
    TOTAL INVESTMENTS (100.0%) (COST $27,924,846)......................                                    $34,109,714
                                                                                                           ===========

* Non-income producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MARKET STREET FUND, INC.
THE INTERNATIONAL PORTFOLIO

1996 Annual Review
The Boston Company Asset Management, Inc.

--------------------------------------------------------------------------------

    In 1996 the Market Street Fund International Portfolio outperformed the EAFE Index. Your portfolio returned 10.9% versus EAFE, net of dividends, which returned 6.0%. A strong U.S. dollar generally reduced local returns in nearly all of the major markets. The major exceptions were Australia, New Zealand, the United Kingdom and Italy.

    The most significant factor influencing performance this year was Japan. Despite a mildly improving economy, low interest rates and a slightly weaker currency (thereby supporting exports), Japanese investors seemingly shunned the equity market and invested their money elsewhere. Poor local returns in both the equity and bond markets in recent years have driven Japanese institutional investors to seek the higher returns available in the U.S. and elsewhere. As a result, the Nikkei 225 lost 2.55% in local currency and lost nearly 13% in dollar terms.

    A cursory view of the European markets showed that they, in aggregate, returned nearly 23% in local currency and 21% in dollar terms. Driving the strong returns in Europe were two related factors, declining interest rates and fiscal and political preparation for the European Monetary Union. Those countries that are viewed as the most likely participants in the new single currency garnered some of the best returns. Germany, France, and Ireland are all likely to meet the convergence criteria.

    The two countries most likely not to join the single currency at its outset were coincidentally two of the three weakest performers for the year. They are Switzerland and the United Kingdom. The Swiss market closed up 19.5%. The Swiss are reluctant to surrender their neutrality and so are not likely to join the EMU in 1999.

    In the UK, the FTSE 100 closed up only 11.6% in local terms. The two issues that drove 1996 performance and more importantly, set the tone for 1997, are the upcoming election and the hotly debated issue of joining the single currency. The election must be held by May at the latest and while the consensus projects a Labor party victory, no one expects that basic fiscal and monetary policies will change under a new administration. The question of Britain's joining the single currency is not an easy one to judge. Economic and fiscal policies appear to be working towards meeting the convergence criteria. The underlying theory is that should the UK decide not to join, it should be for reasons of its own choosing and not because it failed to meet the convergence criteria. Either way, fiscal and economic policies of both the Labor and Tory parties are moving positively towards low inflation, slow growth and a declining fiscal deficit.

    As we look into 1997, we are actively examining the market's perception of value. We believe that a critical review of value will continue to help your portfolio achieve a positive risk reward profile.

                                                                            LOGO

------------------------------------------------
                 INTERNATIONAL
------------------------------------------------

                          Dollars
                   ----------------------
                   Fund            Index
                   ----------------------
Start              10,000          10,000
        91          9,712          10,030
        92          9,003           6,806
        93         12,254          11,677
        94         12,286          12,585
        95         14,044          13,994
        96         15,573          14,634
------------------------------------------------


------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------
1 Year                  10.59%

5 Year                   9.90%

Since Inception*         5.95%
------------------------------------------------







           Past performance is not predictive of future performance.

    + The Index is the Morgan Stanley Capital International Europe, Australia,
      Far East (EAFE) Index, an unmanaged index of more than 900 companies from these regions. The EAFE Index reflects the prices of these common stocks translated into U.S. dollars with dividends reinvested net of any foreign taxes.
    *  Inception date was November 1, 1991.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                             PERCENTAGE       NUMBER
                                                                            OF PORTFOLIO     OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK AND PREFERRED STOCK (96.2%)
Austria..................................................................     0.3%
  Creditanstalt PS.......................................................                       1,200      $   155,024
                                                                                                           -----------
Australia................................................................     3.2%
  Amcor Ltd. ............................................................                      45,000          289,330
  Australia & New Zealand Bank Group Ltd. ...............................                      50,000          315,120
  Boral Ltd. ............................................................                     204,724          582,485
  Commonwealth Installment Receipt Trustee Ltd. .........................                      43,004          267,611
  Goodman Fielder........................................................                     112,993          140,091
                                                                                                           -----------
                                                                                                             1,594,637
                                                                                                           -----------
France...................................................................     4.4%
  C.S.F. (Thomson-C.S.F.)................................................                      14,419          469,005
  CLF - Dexia France.....................................................                       5,000          429,724
  Danone.................................................................                       3,704          516,341
  Societe Generale.......................................................                       6,748          724,296
                                                                                                           -----------
                                                                                                             2,139,366
                                                                                                           -----------
Germany..................................................................     9.5%
  Bayer AG...............................................................                      13,000          530,130
  Bayer Motoren AG.......................................................                         800          557,403
  Deutsche Bank AG.......................................................                      15,000          700,325
  GEA AG.................................................................                       1,600          489,351
  Henkel KGAA............................................................                       1,000           47,727
  Henkel KGAA - Vorzug Preferred.........................................                      11,000          552,143
  Siemens AG.............................................................                      11,500          541,396
  Tarkett................................................................                      15,000          299,026
  Veba AG................................................................                       8,500          491,234
  Viag AG................................................................                       1,200          470,649
                                                                                                           -----------
                                                                                                             4,679,384
                                                                                                           -----------
Hong Kong................................................................     3.2%
  Cheung Kong Holdings...................................................                      57,000          506,527
  Hong Kong Electric.....................................................                     145,000          481,678
  HSBC Holdings Plc......................................................                      13,418          287,038
  Yue Yuen Industrial....................................................                     750,000          285,982
                                                                                                           -----------
                                                                                                             1,561,225
                                                                                                           -----------
Italy....................................................................     2.3%
  Fiat SpA...............................................................                     105,000          316,552
  STET Di Risp...........................................................                     250,000          840,722
                                                                                                           -----------
                                                                                                             1,157,274
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                             PERCENTAGE       NUMBER
                                                                            OF PORTFOLIO     OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK AND PREFERRED STOCK (CONTINUED)
Japan....................................................................     27.9%
  Canon, Inc. ...........................................................                      38,000      $   840,795
  Chudenko Corp. ........................................................                       7,000          202,074
  Credit Saison Co. .....................................................                      37,000          828,263
  Dai-Tokyo Fire and Marine Insurance....................................                     117,000          621,910
  Hitachi Koki Co. ......................................................                      55,000          394,080
  Hitachi Ltd. ..........................................................                      65,000          606,742
  Honda Motor Co. Ltd. ..................................................                      17,000          486,344
  Ito-Yokado Co. Ltd. ...................................................                      13,000          566,292
  Kao Corp. .............................................................                      60,000          700,086
  Mabuchi Motors.........................................................                      11,200          564,356
  Mikuni Coca-Cola Bottling Co. Ltd. ....................................                      40,000          518,583
  Mineba Company Ltd. ...................................................                      65,000          543,820
  Mitsubishi Heavy Industries Ltd. ......................................                      90,000          715,644
  Murata Manufacturing Co. Ltd. .........................................                      22,000          722,558
  Nichiei................................................................                       6,500          478,090
  Nishimatsu Construction................................................                      55,000          480,121
  Ono Pharmaceutical.....................................................                       8,000          235,091
  Sankyo Co. Ltd. .......................................................                      15,000          439,499
  Sekisui Chemical Co....................................................                      27,000          273,034
  Sekisui House..........................................................                      48,000          489,542
  Sony Corp. ............................................................                       9,000          590,406
  Toshiba Corp. .........................................................                     100,000          629,213
  Toyota Motor Corp. ....................................................                      28,000          805,877
  Yamanouchi Pharmaceuticals.............................................                      22,000          452,550
  Yamato Transportation..................................................                      55,000          570,441
                                                                                                           -----------
                                                                                                            13,755,411
                                                                                                           -----------
Malaysia.................................................................     1.2%
  Affin Holdings.........................................................                     160,000          440,222
  IOI Properties Berhad..................................................                      43,000          139,588
                                                                                                           -----------
                                                                                                               579,810
                                                                                                           -----------
Netherlands..............................................................     4.4%
  ABN Amro Holding.......................................................                       8,156          528,778
  Hollandsche Beton......................................................                       2,050          423,196
  Hunter Douglas N.V.....................................................                       7,956          534,621
  International Nederlanden Group........................................                       6,666          239,156
  Koninklijke K.N.P. ....................................................                      20,000          436,062
                                                                                                           -----------
                                                                                                             2,161,813
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                             PERCENTAGE       NUMBER
                                                                            OF PORTFOLIO     OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK AND PREFERRED STOCK (CONTINUED)
New Zealand..............................................................     1.2%
  Air New Zealand........................................................                      61,091      $   166,089
  Fletcher Energy........................................................                     150,000          435,420
                                                                                                           -----------
                                                                                                               601,509
                                                                                                           -----------
Norway...................................................................     1.3%
  Christiana Bank........................................................                      90,000          284,485
  Orkla..................................................................                       5,500          348,564
                                                                                                           -----------
                                                                                                               633,049
                                                                                                           -----------
Portugal.................................................................     0.5%
  Banco Comercial Portugues..............................................                      20,000          262,938
                                                                                                           -----------
Singapore................................................................     1.4%
  Development Bank.......................................................                      30,000          405,289
  Far East Levingston....................................................                      53,000          276,555
                                                                                                           -----------
                                                                                                               681,844
                                                                                                           -----------
Spain....................................................................     1.1%
  Gas y Electricidad SA Gesa.............................................                       8,591          546,550
                                                                                                           -----------
Sweden...................................................................     0.7%
  Marieberg Tidnings AB..................................................                      14,000          343,910
                                                                                                           -----------
Switzerland..............................................................     4.7%
  Magazine Zum Globus....................................................                         100           51,788
  Magazine Zum Globus Participating Certificates, Zurich.................                         550          253,279
  Nestle SA..............................................................                         300          321,237
  Schweizerischer Bankverein.............................................                       3,350          635,302
  Sulzer AG-Registered Shares............................................                         830          478,085
  Zurich Versicherungs...................................................                       2,000          554,396
                                                                                                           -----------
                                                                                                             2,294,087
                                                                                                           -----------
United Kingdom...........................................................     11.6%
  Abbey National Plc.....................................................                      50,000          655,796
  BTR Ordinary Plc.......................................................                     158,823          773,336
  Bunzel Plc.............................................................                     125,000          499,348
  D.S. Smith.............................................................                      71,178          380,749
  Devro Plc..............................................................                      60,000          276,720
  Laird Group Ordinary...................................................                      65,000          443,541

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                             PERCENTAGE       NUMBER
                                                                            OF PORTFOLIO     OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK AND PREFERRED STOCK (CONTINUED)
  National Westminster Bank..............................................                      75,183      $   884,266
  Powergen Plc...........................................................                      84,443          828,123
  RTZ Corp...............................................................                      41,351          665,007
  Scapa Group............................................................                      70,603          297,175
                                                                                                           -----------
                                                                                                             5,704,061
                                                                                                           -----------
United States............................................................     17.3%
  AKZO N.V. Sponsored ADR................................................                       3,500          236,250
  Alcatel Alsthom ADR....................................................                      28,516          456,256
  Cable and Wireless ADR.................................................                      22,000          541,750
  Corporacion Bancaria de Espanol ADR....................................                      29,000          652,500
  Elf Aquitaine ADR......................................................                      18,751          848,483
  Ente Nazionale Idrocarburi SpA-ADR.....................................                      10,000          516,250
  Hanson Trust Plc ADR...................................................                      33,000          222,750
  *Imperial Tobacco Group ADR............................................                       8,250          106,450
  Istituto Mobiliare Italiano ADR........................................                      19,000          491,625
  KPN ADS................................................................                       8,863          335,686
  Philips N.V. ADR.......................................................                      10,000          400,000
  Repsol ADR.............................................................                      22,000          838,750
  Rhone Poulenc S.A. Sponsored ADR.......................................                      14,295          484,243
  Scania AB Class A-ADR..................................................                       8,000          193,000
  Scania AB Class B-ADR..................................................                       3,000           72,375
  Tele Danmark ADR.......................................................                      17,500          476,875
  Telefonos De Mexico S.A.-ADR...........................................                       9,500          313,500
  Unilever N.V-ADR.......................................................                       3,000          525,750
  Volvo AB-ADR...........................................................                      15,000          326,250
  YPF Sociedad Anonima ADR...............................................                      20,000          505,000
                                                                                                           -----------
                                                                                                             8,543,741
                                                                                                           -----------
    TOTAL COMMON STOCK AND PREFERRED STOCK (COST $43,890,604)............                                   47,395,633
                                                                                                           -----------
SHORT-TERM INVESTMENTS (3.8%)
  Temporary Investment Fund, Inc.-TempCash
    (Cost $1,881,582)....................................................                    1,881,582       1,881,582
                                                                                                           -----------
    TOTAL INVESTMENTS (100.0%) (COST $45,772,186)........................                                  $49,277,215
                                                                                                           ===========

* Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MARKET STREET FUND, INC.
THE COMMON STOCK PORTFOLIO

1996 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

    The Common Stock Portfolio produced a total return of 14.2% for the period from inception (March 18) until December 31, 1996. This figure was below the 17.6% return for the Standard & Poor's 500, but modestly ahead of the 14.0% return for the Lipper Growth & Income Fund Index.

    While the stock market appreciated strongly during the year, the ride was far from smooth. Vigorous economic growth early in the year propelled the market higher, leading to some speculative excesses, particularly among the small capitalization issues, in early spring. When economic activity began to show signs of slowing, the market suffered a minor correction in July. Since that time, however, with the consensus shifting back to a forecast of moderate growth, restrained inflation and relatively low interest rates, the market has again rallied strongly, and ended the year near its all-time high. Also contributing to the year-end strength were the results of the national election, which again elected a balanced government, with the Republicans controlling the United States Congress, and the Democrats the White House.

    For the second year in a row, one of the strongest sectors in the stock market was the financial services group. The Common Stock Portfolio benefited from this trend, with significant holdings in both banking and insurance companies. Also very positively impacting performance of the Portfolio were substantial holdings in consumer growth stocks (particularly pharmaceutical companies) and our investments in the energy sector (especially our holdings in oilfield service companies and diversified natural gas companies). The weakest sector in the stock market has been the electrical and telephone utilities. Although traditionally a strong source of dividend income for our growth & income portfolios, we have de-emphasized these groups recently due to concerns about competitive pressures, retaining holdings in only a very few, better positioned companies. Our underweighting of the utilities groups has also contributed very positively to the performance of the Portfolio.

    Looking forward, we anticipate that 1997 will bring a continuation of the trend of modest economic growth and restrained inflation. We believe that, in such a moderate growth, stable interest rate environment, the market will continue to favor the stocks of companies with consistent earnings records. The Common Stock Portfolio continues to maintain sizable commitments to the financial, energy, consumer products and healthcare areas, all of which should benefit in the anticipated economic environment.

Keniston P. Merrill
Richard A. Pender, CFA
Daniel J. Manion



-----------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------

Since Inception*          14.22%
-----------------------------------------------------



-----------------------------------------------------
                   COMMON STOCK
-----------------------------------------------------

                          Dollars
                   ---------------------
                   Fund           Index
                   ---------------------
Start             10,000          10,000
          96      11,422          11,760
-----------------------------------------------------

                                                                      LOGO

          Past performance is not predictive of future performance.

    + The Index is the S&P 500 Index, an unmanaged index of 500 U.S. common stocks that include reinvestment of dividends.
    *  Inception date was March 18, 1996.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                          PERCENTAGE        NUMBER
                                                                         OF PORTFOLIO      OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (92.6%)
Automobiles...........................................................     4.5%
  Chrysler Corp.......................................................                        2,600      $     85,800
  Echlin, Inc.........................................................                        2,500            79,062
  Ford Motor Co.......................................................                        4,000           127,500
                                                                                                          -----------
                                                                                                              292,362
                                                                                                          -----------
Banks.................................................................     11.0%
  Bank of New York Co., Inc...........................................                        4,500           151,875
  BankAmerica Corp....................................................                        1,000            99,750
  Chase Manhattan Corp................................................                        1,300           116,025
  Citicorp............................................................                        1,300           133,900
  First Union Corp....................................................                        1,400           103,600
  Morgan (J.P.) & Co., Inc............................................                        1,200           117,150
                                                                                                          -----------
                                                                                                              722,300
                                                                                                          -----------
Beverages.............................................................     1.9%
  Coca-Cola Co........................................................                        2,400           126,300
                                                                                                          -----------
Building Materials....................................................     1.6%
  Sherwin Williams Co.................................................                        1,900           106,400
                                                                                                          -----------
Business & Consumer Services..........................................     3.4%
  Electronic Data Systems Corp........................................                        2,800           121,100
  Omnicom Group, Inc..................................................                        2,200           100,650
                                                                                                          -----------
                                                                                                              221,750
                                                                                                          -----------
Consumer Products.....................................................     6.3%
  American Brands, Inc................................................                        2,000            99,250
  Gillette Co.........................................................                        1,600           124,400
  Kimberly-Clark Corp.................................................                        1,300           123,825
  Rubbermaid, Inc.....................................................                        2,800            63,700
                                                                                                          -----------
                                                                                                              411,175
                                                                                                          -----------
Drugs.................................................................     3.9%
  American Home Products Corp.........................................                        2,200           128,975
  Pfizer, Inc.........................................................                        1,500           124,313
                                                                                                          -----------
                                                                                                              253,288
                                                                                                          -----------
Electrical Equipment..................................................     5.4%
  Emerson Electric Co.................................................                        1,800           174,150
  General Electric Co.................................................                        1,800           177,975
                                                                                                          -----------
                                                                                                              352,125
                                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                          PERCENTAGE        NUMBER
                                                                         OF PORTFOLIO      OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy................................................................     10.5%
  Amoco Corp..........................................................                        1,300      $    104,650
  Atlantic Richfield Co...............................................                          500            66,250
  Chevron Corp........................................................                        1,200            78,000
  Exxon Corp..........................................................                        1,500           147,000
  Mobil Corp..........................................................                        1,000           122,250
  Royal Dutch Petroleum Co............................................                        1,000           170,750
                                                                                                          -----------
                                                                                                              688,900
                                                                                                          -----------
Financial.............................................................     2.6%
  American Express Co.................................................                        3,000           169,500
 *Echelon International Corp..........................................                          133             2,083
                                                                                                          -----------
                                                                                                              171,583
                                                                                                          -----------
Foods.................................................................     3.3%
  CPC International, Inc..............................................                        1,100            85,250
  Sara Lee Corp.......................................................                        3,500           130,375
                                                                                                          -----------
                                                                                                              215,625
                                                                                                          -----------
Healthcare Providers..................................................     2.1%
  Columbia Healthcare Corp............................................                        3,300           134,475
                                                                                                          -----------
Industrial - Diversified..............................................     8.3%
  Boeing Co...........................................................                           96            10,212
  Crown Cork & Seal Co., Inc..........................................                        2,000           108,750
  Grace (W.R.) & Co...................................................                        1,300            67,275
  Parker Hannifin Corp................................................                        3,300           127,875
  PPG Industries, Inc.................................................                        1,600            89,800
 *Rockwell International Corp.........................................                        2,300           140,013
                                                                                                          -----------
                                                                                                              543,925
                                                                                                          -----------
Insurance.............................................................     6.1%
  Allstate Corp.......................................................                        2,400           138,900
  American General Corp...............................................                        3,200           130,800
  American International Group, Inc...................................                        1,200           129,900
                                                                                                          -----------
                                                                                                              399,600
                                                                                                          -----------
Medical - Equipment & Supplies........................................     1.8%
  Johnson & Johnson...................................................                        2,400           119,400
                                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                          PERCENTAGE        NUMBER
                                                                         OF PORTFOLIO      OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Field Equipment & Services........................................     3.3%
  Halliburton Co......................................................                        1,600      $     96,400
  Schlumberger Ltd....................................................                        1,200           119,850
                                                                                                          -----------
                                                                                                              216,250
                                                                                                          -----------
Publishing............................................................     2.4%
  Gannett, Inc........................................................                        1,200            89,850
  McGraw-Hill, Inc....................................................                        1,500            69,187
                                                                                                          -----------
                                                                                                              159,037
                                                                                                          -----------
Railroads.............................................................     2.5%
  Canadian Pacific Ltd................................................                        2,800            74,200
  Union Pacific Corp..................................................                        1,500            90,188
                                                                                                          -----------
                                                                                                              164,388
                                                                                                          -----------
Retail................................................................     3.8%
  May Department Stores Co............................................                        1,700            79,475
  Nordstrom, Inc......................................................                        1,500            53,156
  Sears, Roebuck and Co...............................................                        2,500           115,313
                                                                                                          -----------
                                                                                                              247,944
                                                                                                          -----------
Telecommunications....................................................     0.6%
  Lucent Technologies, Inc............................................                          848            39,220
                                                                                                          -----------
Tobacco...............................................................     1.0%
  Philip Morris, Inc..................................................                          600            67,575
                                                                                                          -----------
Utilities - Electric..................................................     2.2%
  Florida Progress Corp...............................................                        2,000            64,500
  FPL Group, Inc......................................................                        1,700            78,200
                                                                                                          -----------
                                                                                                              142,700
                                                                                                          -----------
Utilities - Gas.......................................................     2.9%
  Enron Corp..........................................................                        2,200            94,875
  Sonat, Inc..........................................................                        1,800            92,700
                                                                                                          -----------
                                                                                                              187,575
                                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio
Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                             AMOUNT OR
                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO      OF SHARES       VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities - Telephone...................................................     1.2%
  GTE Corp..............................................................                        1,700      $   77,350
                                                                                                           -----------
    TOTAL COMMON STOCK (COST $5,361,460)................................                                    6,061,247
                                                                                                           -----------
CONVERTIBLE STOCK (0.7%)
 *Microsoft Corp., Preferred Series A Convertible, 2.75%
    (Cost $47,925)......................................................                          600          48,075
                                                                                                           -----------
AGENCY OBLIGATIONS (4.6%)
  Federal National Mortgage Discount Notes, 5.51%, Due 01/03/97
    (Cost $299,908).....................................................                     $300,000         299,908
                                                                                                           -----------
SHORT-TERM INVESTMENTS (2.1%)
  Temporary Investment Fund, Inc. - TempCash
    (Cost $135,994).....................................................                      135,994         135,994
                                                                                                           -----------
TOTAL INVESTMENTS (100.0%) (COST $5,845,287)............................                                   $6,545,224
                                                                                                           ===========
    *Non-Income Producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MARKET STREET FUND, INC.
THE SENTINEL GROWTH PORTFOLIO

1996 Annual Review
Sentinel Advisory Company

--------------------------------------------------------------------------------

    The Sentinel Growth Portfolio earned a total return of 11.4% from its inception on March 18, 1996, through December 31, 1996. This return was below the 17.6% return earned by the S&P 500, but was in line with the 11.8% return for the Lipper Growth Fund Index.

    Large capitalization stocks, which dominate the return on the S&P 500, outperformed medium and small cap stocks by a wide margin during the March to December period. The strong performance of large cap stocks accelerated following the minor market correction in July. From that point through the end of November, investors favored large cap stocks as they sought out investments offering a high degree of liquidity and earnings predictability. The Sentinel Growth Portfolio, which is comprised mainly of medium size stocks, benefited from the strong surge in selected large cap holdings such as Intel, Microsoft, Schlumberger, Pfizer, and First Union Corporation.

    Stocks in the financial, retail, energy service, and technology sectors were the strongest contributors to performance during the March-December time frame. The Portfolio benefited from good stock selection in all four of these sectors. Overweighted positions in the consumer and healthcare sectors hindered performance as a small number of companies in those sectors reported disappointing earnings growth.

    The investment strategy of the Sentinel Growth Portfolio emphasizes taking major positions in market-leading companies capable of earning high returns on capital in growth industries such as biotechnology, energy services, pollution control and semiconductors.

    While the overall stock market can no longer be described as inexpensive, an environment of slow economic growth and low interest rates is generally positive for growth stocks. Slow growth favors companies that are able to deliver predictable earnings growth, and low interest rates limit the risk of a decline in price-earnings ratios. The Portfolio is well-positioned for such an environment with a significant weighting in market leading companies that we believe will deliver predictable, above-average growth. Risk is limited by the Portfolio's broad diversification across all major sectors and an aggregate price/earnings multiple that is close to that of the overall market.

Robert L. Lee, CFA

                                                                            LOGO

------------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------

Since Inception *        11.40%

------------------------------------------------------



------------------------------------------------------
                   SENTINEL GROWTH
------------------------------------------------------

                           Dollars
                     -------------------
                     Fund          Index
                     -------------------
Start                10,000       10,000
   96                11,140       11,760
------------------------------------------------------


           Past performance is not predictive of future performance.

    + The Index is the S&P 500 Index, an unmanaged index of 500 U.S. common stocks that include reinvestment of dividends.
    * Inception date was March 18, 1996.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO      OF SHARES       VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (93.3%)
Automobiles & Auto Parts................................................     1.6%
  Pep Boys-Manny Moe & Jack.............................................                        3,000      $   92,250
                                                                                                           ----------
Banks...................................................................     1.4%
  First Union Corp. ....................................................                        1,100          81,400
                                                                                                           ----------
Financial...............................................................     5.7%
  American Express Co. .................................................                        2,200         124,300
  Student Loan Marketing Association....................................                        2,100         195,562
                                                                                                           ----------
                                                                                                              319,862
                                                                                                           ----------
Biotechnology...........................................................     8.2%
  *Amgen, Inc. .........................................................                        2,100         114,188
  Biogen, Inc. .........................................................                        1,200          46,500
  *Centocor, Inc. ......................................................                        1,600          57,200
  *Chiron Corp. ........................................................                        2,800          52,150
  Pfizer, Inc. .........................................................                        1,100          91,163
  Schering Plough Corp. ................................................                        1,600         103,600
                                                                                                           ----------
                                                                                                              464,801
                                                                                                           ----------
Building Materials......................................................     1.9%
  Sherwin Williams Co. .................................................                        1,900         106,400
                                                                                                           ----------
Business Services.......................................................     6.1%
  Electronic Data Systems...............................................                        2,400         103,800
  First Data Corp. .....................................................                        2,000          73,000
  Omnicom Group, Inc. ..................................................                        3,700         169,275
                                                                                                           ----------
                                                                                                              346,075
                                                                                                           ----------
Computers...............................................................     1.7%
  Hewlett Packard Co. ..................................................                        1,000          50,250
  Novellus System, Inc. ................................................                          800          43,350
                                                                                                           ----------
                                                                                                               93,600
                                                                                                           ----------
Consumer Services.......................................................     0.9%
  Hillenbrand Industries, Inc. .........................................                        1,400          50,750
                                                                                                           ----------
Electronics.............................................................     6.8%
  *Applied Materials, Inc. .............................................                        4,100         147,343
  *KLA Instruments Corp. ...............................................                        1,700          60,350
  Methode Electronics, Inc. ............................................                        1,900          38,475
  Motorola, Inc. .......................................................                        1,300          79,788
  Tencor Instruments....................................................                        2,200          58,025
                                                                                                           ----------
                                                                                                              383,981
                                                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO      OF SHARES       VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Environmental Control...................................................     0.9%
  *United States Filter Corp. ..........................................                        1,500      $   47,625
                                                                                                           ----------
Energy..................................................................     0.9%
  Enron Corp. ..........................................................                        1,200          51,750
                                                                                                           ----------
Health..................................................................     1.8%
  American Home Products................................................                        1,700          99,662
                                                                                                           ----------
Healthcare Services.....................................................     8.5%
  Columbia/HCA Healthcare...............................................                        2,550         103,912
  Genzyme Corp. ........................................................                        2,200          47,850
  Integrated Health Services, Inc. .....................................                        4,000          97,500
  Medpartners, Inc. ....................................................                        5,847         115,227
  Renal Treatment Centers, Inc. ........................................                        1,100          28,050
  United Healthcare Corp. ..............................................                        1,900          85,500
                                                                                                           ----------
                                                                                                              478,039
                                                                                                           ----------
Industrial..............................................................     5.0%
  Donaldson Co..........................................................                        4,400         147,400
  Crown Cork & Seal Co., Inc. ..........................................                        1,100          59,812
  Grace (W.R.) & Co.....................................................                        1,400          72,450
                                                                                                           ----------
                                                                                                              279,662
                                                                                                           ----------
Insurance...............................................................     1.1%
  Equitable of Iowa.....................................................                        1,400          64,225
                                                                                                           ----------
Medical-Equipment & Supplies............................................     4.0%
  Dentsply International................................................                        2,300         109,250
  Johnson & Johnson.....................................................                        1,600          79,600
  *LAM Research Corp. ..................................................                        1,400          39,375
                                                                                                           ----------
                                                                                                              228,225
                                                                                                           ----------
Office Equipment........................................................     1.2%
  Staples, Inc. ........................................................                        3,800          68,637
                                                                                                           ----------
Oil Field Equipment.....................................................     7.6%
  Halliburton Co. ......................................................                        1,000          60,250
  Schlumberger Ltd. ....................................................                        1,500         149,813
  *Smith International, Inc.  ..........................................                        3,700         166,038
  Union Pacific Resources Group.........................................                        1,746          51,071
                                                                                                           ----------
                                                                                                              427,172
                                                                                                           ----------
Restaurants.............................................................     0.9%
  Outback Steakhouse, Inc. .............................................                        2,000          53,500
                                                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT OR
                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail.................................................................        12.7%
  Ethan Allen Interiors, Inc. .........................................                          5,200     $   200,200
  Home Depot, Inc. ....................................................                          2,800         140,350
  Nordstrom, Inc. .....................................................                          1,400          49,613
  Sears, Roebuck & Co. ................................................                          2,000          92,250
  TJX Companies........................................................                          5,100         241,613
                                                                                                           -----------
                                                                                                               724,026
                                                                                                           -----------
Semiconductors.........................................................         6.2%
  Intel Corp. .........................................................                          1,300         170,218
  *Microsoft Corp. ....................................................                          2,200         181,775
                                                                                                           -----------
                                                                                                               351,993
                                                                                                           -----------
Technology.............................................................         1.0%
  *Sterling Commerce, Inc. ............................................                          1,600          56,400
                                                                                                           -----------
Telecommunications.....................................................         3.2%
  *Airtouch Communications.............................................                          1,900          47,975
  *Worldcom, Inc. .....................................................                          5,000         130,313
                                                                                                           -----------
                                                                                                               178,288
                                                                                                           -----------
Tobacco................................................................         4.0%
  Philip Morris Cos., Inc. ............................................                          2,000         225,250
                                                                                                           -----------
    TOTAL COMMON STOCK (COST $4,722,686)...............................                                      5,273,573
                                                                                                           -----------
SHORT-TERM INVESTMENTS (6.7%)
  Prudential Funding Corp., 5.90%, Due 01/02/97........................                     $  280,000         279,954
  Temporary Investment Fund, Inc.-TempCash.............................                         99,478          99,478
                                                                                                           -----------
    TOTAL SHORT-TERM INVESTMENTS (COST $379,432).......................                                        379,432
                                                                                                           -----------
    TOTAL INVESTMENTS (100.0%) (COST $5,102,118).......................                                    $ 5,653,005
                                                                                                           ===========

* Non-Income Producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                                                  MONEY                                  AGGRESSIVE
                                                   GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments, at value (cost $171,644,227,
   $54,440,564, $16,596,014, $36,086,018,
   $27,924,846, $45,772,186, $5,845,287,
   $5,102,118 respectively) (see accompanying
   schedules).................................  $198,472,474   $54,440,564   $16,780,212   $43,056,384   $34,109,714    $49,277,215
 Foreign currency, at value (Cost
   $2,369,564)................................            --            --            --            --            --      2,378,359
 Interest receivable..........................        33,078        18,919       265,016       248,986         2,496          7,386
 Dividends and tax reclaim receivable.........       544,187            --            --        37,813        29,114         95,513
 Receivable from affiliated insurance
   company....................................            --            --            --            --            --             --
 Receivable for fund shares sold..............        13,437            --        53,529       117,153         5,951         48,061
                                                ------------   -----------   -----------   -----------   -----------    -----------
   Total assets...............................   199,063,176    54,459,483    17,098,757    43,460,336    34,147,275     51,806,534
                                                ------------   -----------   -----------   -----------   -----------    -----------
LIABILITIES
 Accrued expenses.............................       114,998        32,866        11,877        29,105        28,212         51,241
 Dividend payable.............................            --       229,893            --            --            --             --
 Payable for investments purchased............            --            --            --            --            --        800,170
 Payable for fund shares redeemed.............           112            --             2            61        20,781             --
                                                ------------   -----------   -----------   -----------   -----------    -----------
   Total liabilities..........................       115,110       262,759        11,879        29,166        48,993        851,411
                                                ------------   -----------   -----------   -----------   -----------    -----------
   Net assets.................................  $198,948,066   $54,196,724   $17,086,878   $43,431,170   $34,098,282    $50,955,123
                                                ============   ===========   ===========   ===========   ===========    ===========
 Number of shares of $.01 par value common
   stock, issued and outstanding..............    10,993,074    54,196,724     1,602,086     2,957,804     1,840,827      3,800,309
                                                ============   ===========   ===========   ===========   ===========    ===========
 Net asset value, offering and redemption
   price per share............................        $18.10         $1.00        $10.67        $14.68        $18.52         $13.41
                                                ============   ===========   ===========   ===========   ===========    ===========

                                                  COMMON       SENTINEL
                                                   STOCK        GROWTH
                                                 PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------
ASSETS
 Investments, at value (cost $171,644,227,
   $54,440,564, $16,596,014, $36,086,018,
   $27,924,846, $45,772,186, $5,845,287,
   $5,102,118 respectively) (see accompanying
   schedules).................................  $ 6,545,224   $5,653,005
 Foreign currency, at value (Cost
   $2,369,564)................................           --           --
 Interest receivable..........................          662          858
 Dividends and tax reclaim receivable.........        9,430        5,353
 Receivable from affiliated insurance
   company....................................       11,085        9,914
 Receivable for fund shares sold..............        4,824           --
                                                -----------   ----------
   Total assets...............................    6,571,225    5,669,130
                                                -----------   ----------
LIABILITIES
 Accrued expenses.............................        6,601        5,507
 Dividend payable.............................           --           --
 Payable for investments purchased............           --           --
 Payable for fund shares redeemed.............           --           34
                                                -----------   ----------
   Total liabilities..........................        6,601        5,541
                                                -----------   ----------
   Net assets.................................  $ 6,564,624   $5,663,589
                                                ===========   ==========
 Number of shares of $.01 par value common
   stock, issued and outstanding..............      580,267      508,271
                                                ===========   ==========
 Net asset value, offering and redemption
   price per share............................       $11.31       $11.14
                                                ===========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                          MONEY                                AGGRESSIVE
                                                            GROWTH        MARKET        BOND       MANAGED       GROWTH
                                                           PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends..............................................  $ 5,324,989   $       --   $       --   $  510,234   $ 229,723
 Interest...............................................      490,581    2,467,400    1,012,370    1,147,909     284,384
 Other income...........................................      117,880       11,129        7,814       24,548       8,639
   Less: foreign taxes withheld.........................      (24,858)          --           --       (2,730)         --
                                                          -----------   ----------   ----------   ----------   ----------
   Total Income.........................................    5,908,592    2,478,529    1,020,184    1,679,961     522,746
                                                          -----------   ----------   ----------   ----------   ----------
EXPENSES:
 Investment advisory fee................................      592,350      113,183       53,767      157,156     134,923
 Administration fee.....................................      137,181       34,820       11,880       30,374      22,147
 Directors' fee.........................................       11,174        2,834          968        2,474       1,803
 Transfer agent fee.....................................        6,177        2,689        1,748        3,439       1,825
 Custodian fee..........................................       33,140       10,945        3,889       10,400      11,034
 Legal fees.............................................       16,261        3,149        1,075        2,749       2,664
 Audit fees.............................................       20,696        4,880        1,756        4,558       3,391
 Printing...............................................       50,789       20,321        6,773       17,614      13,092
 Miscellaneous..........................................       22,362        7,730        4,104        5,360       5,345
                                                          -----------   ----------   ----------   ----------   ----------
                                                              890,130      200,551       85,960      234,124     196,224
 Less: expenses reimbursed by affiliated insurance
   company..............................................           --           --           --           --          --
                                                          -----------   ----------   ----------   ----------   ----------
   Total expenses.......................................      890,130      200,551       85,960      234,124     196,224
                                                          -----------   ----------   ----------   ----------   ----------
   Net investment income (loss).........................    5,018,462    2,277,978      934,224    1,445,837     326,522
                                                          -----------   ----------   ----------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY
   Net realized gain (loss) from:
    Investments.........................................   23,119,178           --     (125,017)     344,584      64,760
    Foreign currency related transactions...............      (55,751)          --           --         (293)         --
                                                          -----------   ----------   ----------   ----------   ----------
                                                           23,063,427           --     (125,017)     344,291      64,760
                                                          -----------   ----------   ----------   ----------   ----------
   Net change in unrealized appreciation (depreciation)
    from:
    Investments.........................................    4,147,912           --     (333,487)   2,694,823   5,078,163
    Foreign currency related translations...............           --           --           --           --          --
                                                          -----------   ----------   ----------   ----------   ----------
                                                            4,147,912           --     (333,487)   2,694,823   5,078,163
                                                          -----------   ----------   ----------   ----------   ----------
 Net gain (loss) on investments and foreign currency....   27,211,339           --     (458,504)   3,039,114   5,142,923
                                                          -----------   ----------   ----------   ----------   ----------
   Net increase (decrease) in net assets resulting from
    operations..........................................  $32,229,801   $2,277,978   $  475,720   $4,484,951   $5,469,445
                                                          ===========   ==========   ==========   ==========   ==========

                                                                           COMMON    SENTINEL
                                                          INTERNATIONAL    STOCK      GROWTH
                                                            PORTFOLIO     PORTFOLIO* PORTFOLIO*
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends..............................................   $   948,132    $ 97,348   $ 48,959
 Interest...............................................       129,585      17,277     11,218
 Other income...........................................        18,197          --         --
   Less: foreign taxes withheld.........................      (165,850)         --         --
                                                            ----------    --------   --------
   Total Income.........................................       930,064     114,625     60,177
                                                            ----------    --------   --------
EXPENSES:
 Investment advisory fee................................       326,164      17,385     20,371
 Administration fee.....................................        63,701      36,498     34,321
 Directors' fee.........................................         2,736         264        248
 Transfer agent fee.....................................         1,988       1,294      1,288
 Custodian fee..........................................        37,887       3,911      2,836
 Legal fees.............................................         3,940         294        276
 Audit fees.............................................         5,085         376        353
 Printing...............................................        11,743         690        649
 Miscellaneous..........................................         4,414       1,477      1,477
                                                            ----------    --------   --------
                                                               457,658      62,189     61,819
 Less: expenses reimbursed by affiliated insurance
   company..............................................            --     (27,324)   (25,050)
                                                            ----------    --------   --------
   Total expenses.......................................       457,658      34,865     36,769
                                                            ----------    --------   --------
   Net investment income (loss).........................       472,406      79,759     23,408
                                                            ----------    --------   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY
   Net realized gain (loss) from:
    Investments.........................................     3,347,494     (22,148)     3,259
    Foreign currency related transactions...............       (44,827)         --         --
                                                            ----------    --------   --------
                                                             3,302,667     (22,148)     3,259
                                                            ----------    --------   --------
   Net change in unrealized appreciation (depreciation)
    from:
    Investments.........................................       782,845     699,937    550,887
    Foreign currency related translations...............        (1,275)         --         --
                                                            ----------    --------   --------
                                                               781,570     699,937    550,887
                                                            ----------    --------   --------
 Net gain (loss) on investments and foreign currency....     4,084,237     677,789    554,146
                                                            ----------    --------   --------
   Net increase (decrease) in net assets resulting from
    operations..........................................   $ 4,556,643    $757,548   $577,554
                                                            ==========    ========   ========

* The Common Stock and Sentinel Growth Portfolios commenced operations on 03/18/96.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                     MONEY                                  AGGRESSIVE
                                                      GROWTH        MARKET         BOND         MANAGED       GROWTH
                                                    PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)................... $  5,018,462   $ 2,277,978   $   934,224   $ 1,445,837   $   326,522
   Net realized gain (loss) on investments and
    foreign currency related transactions.........   23,063,427            --      (125,017)      344,291        64,760
   Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations.........................    4,147,912            --      (333,487)    2,694,823     5,078,163
                                                   ------------   -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets resulting
    from operations...............................   32,229,801     2,277,978       475,720     4,484,951     5,469,445
 Distributions:
   From net investment income.....................   (4,995,312)   (2,277,978)     (874,882)   (1,390,871)     (255,039)
   From net realized gains........................   (7,732,422)           --            --    (1,471,361)   (2,569,743)
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies...........................   17,547,048    19,581,572     3,083,685     5,806,085     7,631,188
                                                   ------------   -----------   -----------   -----------   -----------
    Total increase in net assets..................   37,049,115    19,581,572     2,684,523     7,428,804    10,275,851
NET ASSETS
 Beginning of period..............................  161,898,951    34,615,152    14,402,355    36,002,366    23,822,431
                                                   ------------   -----------   -----------   -----------   -----------
 End of period (including undistributed net
   investment income in the Growth Portfolio
   $1,231,153; Bond Portfolio $267,713; Managed
   Portfolio $384,437; Aggressive Growth Portfolio
   $326,522; International Portfolio $427,579;
   Common Stock Portfolio $26,043 and Sentinel
   Growth Portfolio $23,408)...................... $198,948,066   $54,196,724   $17,086,878   $43,431,170   $34,098,282
                                                   ============   ===========   ===========   ===========   ===========

                                                                    COMMON      SENTINEL
                                                    INTERNATIONAL   STOCK        GROWTH
                                                     PORTFOLIO    PORTFOLIO*   PORTFOLIO*
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...................  $   472,406   $   79,759   $   23,408
   Net realized gain (loss) on investments and
    foreign currency related transactions.........    3,302,667      (22,148)       3,259
   Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations.........................      781,570      699,937      550,887
                                                    -----------   ----------   ----------
   Net increase (decrease) in net assets resulting
    from operations...............................    4,556,643      757,548      577,554
 Distributions:
   From net investment income.....................     (442,343)     (53,716)          --
   From net realized gains........................   (1,793,161)          --           --
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies...........................   11,991,902    5,860,792    5,086,035
                                                    -----------   ----------   ----------
    Total increase in net assets..................   14,313,041    6,564,624    5,663,589
NET ASSETS
 Beginning of period..............................   36,642,082           --           --
                                                    -----------   ----------   ----------
 End of period (including undistributed net
   investment income in the Growth Portfolio
   $1,231,153; Bond Portfolio $267,713; Managed
   Portfolio $384,437; Aggressive Growth Portfolio
   $326,522; International Portfolio $427,579;
   Common Stock Portfolio $26,043 and Sentinel
   Growth Portfolio $23,408)......................  $50,955,123   $6,564,624   $5,663,589
                                                    ===========   ==========   ==========

* The Common Stock and Sentinel Growth Portfolios commenced operations on 03/18/96.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations:
    Net investment income
      (loss)......................  $4,474,620...  $ 1,481,782   $   776,497   $ 1,374,276   $   255,039   $   385,788
    Net realized gain (loss) on
      sale of investments.........     7,728,282            --       503,141     1,471,361     2,569,743     1,849,716
    Net change in unrealized
      appreciation (depreciation)
      on investments and foreign
      currency translations.......    24,145,662            --       950,760     4,221,556      (406,827)    2,023,172
                                    ------------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in net
      assets resulting from
      operations..................    36,348,564     1,481,782     2,230,398     7,067,193     2,417,955     4,258,676
  Distributions:
    From net investment income....    (4,157,531)   (1,481,782)     (736,126)   (1,414,623)           --      (148,141)
    From net realized gains.......    (8,715,516)           --            --       (33,117)     (131,841)     (699,972)
  Capital share transactions:
    Net contributions from
      affiliated life insurance
      companies...................    23,232,447    13,575,595     2,810,449     1,019,709     6,106,674     7,019,658
                                    ------------   -----------   -----------   -----------   -----------   -----------
      Total increase in net
        assets....................  46,707,964..    13,575,595     4,304,721     6,639,162     8,392,788    10,430,221
NET ASSETS
  Beginning of period.............   115,190,987    21,039,557    10,097,634    29,363,204    15,429,643    26,211,861
                                    ------------   -----------   -----------   -----------   -----------   -----------
  End of period (including
    undistributed net investment
    income in the Growth Portfolio
    $1,263,754; Bond Portfolio
    $208,370; Managed Portfolio
    $329,730; Aggressive Growth
    Portfolio $255,039; and
    International Portfolio
    $442,343).....................  $161,898,951   $34,615,152   $14,402,355   $36,002,366   $23,822,431   $36,642,082
                                    ============   ===========   ===========   ===========   ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                          GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                          TO           TO           TO           TO           TO
                                                    12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............     $16.36       $14.00       $14.09       $13.73       $13.88
                                                    --------     --------     --------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .46          .47          .43          .38          .46
Net realized and unrealized gain (loss)
  on investments................................       2.54         3.41         (.10)         .94          .17
                                                    --------     --------     --------     -------      -------
    Total from investment operations............       3.00         3.88          .33         1.32          .63
                                                    --------     --------     --------     -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.48)        (.46)        (.41)        (.39)        (.46)
Dividends to shareholders from net capital
  gains.........................................       (.78)       (1.06)        (.01)        (.35)        (.32)
Dividends to shareholders in excess of net
  investment income.............................         --           --           --         (.22)          --
                                                    --------     --------     --------     -------      -------
    Total distributions.........................      (1.26)       (1.52)        (.42)        (.96)        (.78)
                                                    --------     --------     --------     -------      -------
Net asset value, end of period..................     $18.10       $16.36       $14.00       $14.09       $13.73
                                                    ========     ========     ========     =======      =======
Total return....................................      19.58%       30.39%        2.40%        9.43%        4.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................    198,948      161,899      115,191      109,534       82,881
Ratios of expenses to average net assets
  (annualized)(1)...............................        .50%         .61%         .63%         .76%         .79%
Ratios of net investment income to average net
  assets (annualized)...........................       2.80%        3.20%        3.10%        2.86%        3.53%
Portfolio turnover..............................         72%          61%          63%          51%          35%
Average commission rate(2)......................    $0.0600          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Growth Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 0.50%, 0.61%, 0.67%, 0.76% and 0.82%, respectively.
(2.) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                       MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                          TO           TO           TO           TO           TO
                                                    12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............      $1.00        $1.00        $1.00        $1.00        $1.00
                                                     ------       ------       ------       ------        -----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .05          .05          .04          .03          .03
                                                     ------       ------       ------       ------        -----
    Total from investment operations............        .05          .05          .04          .03          .03
                                                     ------       ------       ------       ------        -----
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
  income........................................       (.05)        (.05)        (.04)        (.03)        (.03)
                                                     ------       ------       ------       ------        -----
Total distributions.............................       (.05)        (.05)        (.04)        (.03)        (.03)
                                                     ------       ------       ------       ------        -----
Net asset value, end of period..................      $1.00        $1.00        $1.00        $1.00        $1.00
                                                     ======       ======       ======       ======        =====
Total return....................................       5.15%        5.61%        3.81%        2.59%        3.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     54,197       34,615       21,040       12,506        8,138
Ratios of expenses to average net assets
  (annualized)(1)...............................        .44%         .50%         .55%         .65%         .65%
Ratios of net investment income to average net
  assets (annualized)...........................       5.03%        5.47%        3.86%        2.56%        3.12%
------------------------------------------------------------------------------------------------------------------

(1). Expense ratios for the Money Market Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 0.44%, 0.50%, 0.59%, 0.65%
     and 0.73%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                           BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                          TO           TO           TO           TO           TO
                                                    12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............    $ 11.00        $9.73       $11.21       $10.73       $10.80
                                                    -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .63          .65          .62          .60          .64
Net realized and unrealized gain (loss)
  on investments................................       (.34)        1.27        (1.23)         .48         (.03)
                                                    -------      -------      -------      -------      -------
    Total from investment operations............        .29         1.92         (.61)        1.08          .61
                                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.62)        (.65)        (.60)        (.60)        (.68)
Dividends to shareholders from net capital
  gains.........................................       (.00)        (.00)        (.27)        (.00)        (.00)
                                                    -------      -------      -------      -------      -------
    Total distributions.........................       (.62)        (.65)        (.87)        (.60)        (.68)
                                                    -------      -------      -------      -------      -------
Net asset value, end of period..................     $10.67       $11.00        $9.73       $11.21       $10.73
                                                    =======      =======      =======      =======      =======
Total return....................................       2.86%       20.45%       (5.62)%      10.32%        5.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     17,087       14,402       10,098       10,160        6,710
Ratios of expenses to average net assets
  (annualized)(1)...............................        .56%         .60%         .68%         .75%         .75%
Ratios of net investment income to average net
  assets (annualized)...........................       6.08%        6.36%        6.14%        5.53%        6.34%
Portfolio turnover..............................        133%         206%         151%          71%           4%
------------------------------------------------------------------------------------------------------------------

(1). Expense ratios for the Bond Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 0.56%, 0.60%, 0.70%, 0.75% and 0.81%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                         MANAGED PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                          TO           TO           TO           TO           TO
                                                    12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............    $ 14.19       $11.94       $13.27       $12.25       $11.40
                                                    -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .51          .55          .53          .40          .44
Net realized and unrealized gain (loss) on
  investments...................................       1.07         2.28         (.77)        1.00          .88
                                                    -------      -------      -------      -------      -------
    Total from investment operations............       1.58         2.83         (.24)        1.40         1.32
                                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
  income........................................       (.51)        (.57)        (.49)        (.38)        (.47)
Dividends to shareholders from net capital
  gains.........................................       (.58)        (.01)        (.60)        (.00)        (.00)
                                                    -------      -------      -------      -------      -------
    Total distributions.........................      (1.09)        (.58)       (1.09)        (.38)        (.47)
                                                    -------      -------      -------      -------      -------
Net asset value, end of period..................    $ 14.68       $14.19       $11.94       $13.27       $12.25
                                                    =======      =======      =======      =======      =======
    Total return................................      11.88%       24.43%       (1.82)%      11.62%       11.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     43,431       36,002       29,363       28,984       15,946
Ratios of expenses to average net assets
  (annualized)(1)...............................        .60%         .66%         .67%         .80%         .80%
Ratios of net investment income to average
  net assets (annualized).......................       3.68%        4.22%        4.34%        3.36%        3.88%
Portfolio turnover..............................        106%         130%          75%          89%          32%
Average commission rate(2)......................    $0.0600          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------

(1). Expense ratios for the Managed Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 0.60%, 0.66%, 0.73%, 0.80% and
     0.84%, respectively.
(2). Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                    AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                          TO           TO           TO           TO           TO
                                                    12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............     $17.38       $15.45       $15.45       $14.72       $16.68
                                                      -----        -----        -----        -----        -----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .17          .20         (.01)        (.01)         .03
Net realized and unrealized gain (loss) on
  investments...................................       3.03         1.86          .01          .77          .38
                                                      -----        -----        -----        -----        -----
    Total from investment operations............       3.20         2.06          .00          .76          .41
                                                      -----        -----        -----        -----        -----
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
  income........................................       (.19)        (.00)        (.00)        (.03)        (.07)
Dividends to shareholders from net capital
  gains.........................................      (1.87)        (.13)        (.00)        (.00)       (2.30)
                                                      -----        -----        -----        -----        -----
    Total distributions.........................      (2.06)        (.13)        (.00)        (.03)       (2.37)
                                                      -----        -----        -----        -----        -----
Net asset value, end of period..................     $18.52       $17.38       $15.45       $15.45       $14.72
                                                      =====        =====        =====        =====        =====
Total return....................................      21.00%       13.48%        0.00%        5.20%        2.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     34,098       23,822       15,430       12,223        8,029
Ratios of expenses to average net assets
  (annualized)(1)...............................        .68%         .76%         .86%         .90%         .90%
Ratios of net investment income to average net
  assets (annualized)...........................       1.14%        1.32%        (.10)%       (.07)%        .37%
Portfolio turnover..............................         47%          89%          60%          60%          18%
Average commission rate(2)......................    $0.0600          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------

(1). Expense ratios for the Aggressive Growth Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 0.68%, 0.76%, 0.89%, 0.90%
     and 1.00%, respectively.
(2). Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                      INTERNATIONAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                          TO           TO           TO           TO           TO
                                                    12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............    $ 12.86       $11.63       $11.87       $ 9.00       $ 9.74
                                                    -------      -------      -------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .11          .16          .05          .06          .08
Net realized and unrealized gain (loss) on
  investments...................................       1.23         1.45         (.02)        3.09         (.81)
                                                    -------      -------      -------       ------       ------
    Total from investment operations............       1.34         1.61          .03         3.15         (.73)
                                                    -------      -------      -------       ------       ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
  income........................................       (.16)        (.07)        (.03)        (.08)        (.00)
Dividends to shareholders from net capital
  gains.........................................       (.63)        (.31)        (.24)        (.20)        (.01)
                                                    -------      -------      -------       ------       ------
    Total distributions.........................       (.79)        (.38)        (.27)        (.28)        (.01)
                                                    -------      -------      -------       ------       ------
Net asset value, end of period..................    $ 13.41       $12.86       $11.63       $11.87       $ 9.00
                                                    =======      =======      =======       ======       ======
Total return....................................      10.89%       14.31%         .26%       36.11%       (7.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     50,955       36,642       26,212       13,682        6,727
Ratios of expenses to average net assets
  (annualized)(1)...............................       1.05%        1.15%        1.32%        1.50%        1.50%
Ratios of net investment income to average net
  assets (annualized)...........................        .98%        1.21%         .72%         .68%        1.05%
Portfolio turnover..............................         35%          45%          32%          37%          35%
Average commission rate(2)......................    $0.0376          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------

(1). Expense ratios for the International Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 1.05%, 1.15%, 1.32%, 1.50%
     and 2.65%, respectively.
(2). Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                                       COMMON STOCK
                                                                                                         PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                                       03/18/96(2)
                                                                                                             TO
                                                                                                       12/31/96
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............................................................     $10.00
                                                                                                       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............................................................................        .15
Net realized and unrealized gain (loss) on investments.............................................       1.26
                                                                                                       --------
    Total from investment operations...............................................................       1.41
                                                                                                       --------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income...............................................       (.10)
Dividends to shareholders from net capital gains...................................................       (.00)
                                                                                                       --------
    Total distributions............................................................................       (.10)
                                                                                                       --------
Net asset value, end of period.....................................................................     $11.31
                                                                                                       ========
Total return.......................................................................................      14.22%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...................................................................      6,565
Ratios of expenses to average net assets (annualized)(1)...........................................        .80%
Ratios of net investment income to average net assets (annualized).................................       1.82%
Portfolio turnover.................................................................................         13%
Average commission rate(4).........................................................................    $0.0600
------------------------------------------------------------------------------------------------------------------

(1). Expense ratio for the Common Stock Portfolio before reimbursement of expenses by affiliated insurance company for the period ended December 31, 1996 was as follows: 1.43% (annualized).
(2). Commencement of operations.
(3). Total returns for periods less than one year are not annualized.
(4). Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Concluded

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                                      SENTINEL
                                                                                                       GROWTH
                                                                                                      PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                                      03/18/96(2)
                                                                                                             TO
                                                                                                       12/31/96
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............................................................      $10.00
                                                                                                        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................................................................         .05
Net realized and unrealized gain (loss) on investments............................................        1.09
                                                                                                        ------
    Total from investment operations..............................................................        1.14
                                                                                                        ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income..............................................        (.00)
Dividends to shareholders from net capital gains..................................................        (.00)
                                                                                                        ------
    Total distributions...........................................................................        (.00)
                                                                                                        ------
Net asset value, end of period....................................................................     $ 11.14
                                                                                                        ======
Total return......................................................................................       11.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................................................................       5,664
Ratios of expenses to average net assets (annualized)(1)..........................................         .90%
Ratios of net investment income to average net assets (annualized)................................         .57%
Portfolio turnover................................................................................          75%
Average commission rate(4)........................................................................     $0.0594
------------------------------------------------------------------------------------------------------------------

(1). Expense ratio for the Sentinel Growth Portfolio before reimbursement of expenses by affiliated insurance company for the period ended December 31, 1996 was as follows: 1.51% (annualized).
(2). Commencement of operations.
(3). Total returns for periods less than one year are not annualized.
(4). Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1996

--------------------------------------------------------------------------------

1. ORGANIZATION

The Market Street Fund, Inc. (Fund) is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As a "series" type of mutual fund, the Fund issues separate classes (or series) of stock currently consisting of the Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Common Stock Portfolio and Sentinel Growth Portfolio. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Providentmutual Life and Annuity Company of America (PLACA) and flexible premium adjustable variable life insurance policies issued by National Life Insurance Company of Vermont (NLIC). The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies which are no longer being issued.

All shares of the series are held by the separate accounts of the previously listed insurance companies.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the last sale price on exchanges on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 60 days and Money Market Portfolio investments are valued at amortized cost which approximates market value.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following bases:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of investment income of the Money Market Portfolio are declared daily and paid monthly. The Growth Portfolio, Bond Portfolio, Managed Portfolio, and Common Stock Portfolio declare and pay dividends of investment income quarterly. The Aggressive Growth Portfolio, International Portfolio, and Sentinel Growth Portfolio declare and pay dividends of investment income annually. For all Portfolios, distributions of capital gains are declared and paid annually.

  Federal Income Taxes

No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income taxes.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Investment advisory agreements have been approved, whereby Newbold's Asset Management, Inc. (NAM) is adviser for the Growth Portfolio, Sentinel Advisors Company (SAC), a Vermont General Partnership, for the Money Market, Bond, Managed, Aggressive Growth, Common Stock and Sentinel Growth Portfolios. With respect to the Growth Portfolio, NAM is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. SAC is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio. With respect to the Bond Portfolio, SAC is compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of net assets in excess of $100 million. With respect to the Managed Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of net assets in excess of $100 million. With respect to the Aggressive Growth Portfolio, SAC is compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. With respect to the Common Stock Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

daily net assets of the portfolio and 0.35% of net assets in excess of $100 million. With respect to the Sentinel Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the net assets in excess of $40 million. Provident Mutual Investment Management Co. (PIMC) is the adviser for the International Portfolio and is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of assets in excess of $500 million. The Boston Company Asset Management, Inc. ("TBC") is sub-advisor to the International Portfolio.

PMLIC agrees to reimburse the Growth Portfolio and PMLIC and NLIC agree to reimburse the Money Market, Bond, Managed, and Aggressive Growth Portfolios for operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of 0.40% of the average daily net asset values. The International Portfolio is reimbursed by PMLIC and NLIC for such expenses in excess of an annual rate of 0.75% of the average daily net asset value. NLIC agrees to reimburse the Common Stock and Sentinel Growth Portfolio for operating expenses, excluding investment advisory fees and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of .40% of the average net asset values.

4. NET ASSETS

At December 31, 1996, the Portfolios' net assets consisted of:

                                                                   MONEY                                  AGGRESSIVE
                                                    GROWTH        MARKET         BOND         MANAGED       GROWTH    INTERNATIONAL
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
        ---------------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders.............  $147,821,063   $54,196,724   $16,808,869   $35,731,816   $27,522,132   $43,666,216
Undistributed net investment income............     1,231,153            --       267,713       384,437       326,522       427,579
Undistributed net realized gain................    23,067,603            --            --       344,551        64,760     3,347,494
Accumulated loss on investment transactions....            --            --      (173,902)           --            --            --
Net unrealized appreciation (depreciation) on
 investments and foreign currencies............    26,828,247            --       184,198     6,970,366     6,184,868     3,513,834
                                                 ------------   -----------   -----------   -----------   -----------   -----------
                                                 $198,948,066   $54,196,724   $17,086,878   $43,431,170   $34,098,282   $50,955,123
                                                 ============   ===========   ===========   ===========   ===========   ===========

                                                   COMMON      SENTINEL
                                                   STOCK        GROWTH
                                                 PORTFOLIO    PORTFOLIO
        ----------------------------------------------------------------
Net contribution from shareholders.............  $5,860,792   $5,086,035
Undistributed net investment income............      26,043       23,408
Undistributed net realized gain................          --        3,259
Accumulated loss on investment transactions....     (22,148)          --
Net unrealized appreciation (depreciation) on
 investments and foreign currencies............     699,937      550,887
                                                 ----------   ----------
                                                 $6,564,624   $5,663,589
                                                 ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the year ended December 31, 1996, were as follows:

                                                                    MONEY                                  AGGRESSIVE
                                                     GROWTH        MARKET         BOND         MANAGED       GROWTH    INTERNATIONAL
                                                   PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations..........................  $         --   $        --   $ 9,780,303   $21,429,591   $        --   $        --
Corporate Bonds.................................            --            --    12,202,946    12,716,773            --            --
Common Stock....................................   145,646,451            --            --     4,716,407    15,535,506    23,195,109
                                                  ------------   -----------   -----------   -----------   -----------   -----------
Total Purchases.................................  $145,646,451   $        --   $21,983,249   $38,862,771   $15,535,506   $23,195,109
                                                  ============   ===========   ===========   ===========   ===========   ===========
SALES
U.S. Gov't Obligations..........................  $         --   $        --   $ 6,002,543   $22,513,655   $        --   $        --
Corporate Bonds.................................            --            --    13,102,207    11,189,673            --            --
Common Stock....................................   121,462,900            --            --     3,965,454    11,011,877    14,179,229
                                                  ------------   -----------   -----------   -----------   -----------   -----------
Total Sales.....................................  $121,462,900   $        --   $19,104,750   $37,668,782   $11,011,877   $14,179,229
                                                  ============   ===========   ===========   ===========   ===========   ===========

                                                    COMMON      SENTINEL
                                                    STOCK        GROWTH
                                                  PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations..........................  $       --   $       --
Corporate Bonds.................................          --
Common Stock....................................   6,057,409    8,111,802
                                                  ----------   ----------
Total Purchases.................................  $6,057,409   $8,111,802
                                                  ==========   ==========
SALES
U.S. Gov't Obligations..........................  $       --   $       --
Corporate Bonds.................................          --           --
Common Stock....................................     625,876    3,392,375
                                                  ----------   ----------
Total Sales.....................................  $  625,876   $3,392,375
                                                  ==========   ==========

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at December 31, 1996 is as follows:

                                                                   MONEY                                  AGGRESSIVE
                                                    GROWTH        MARKET         BOND         MANAGED       GROWTH
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation........  $ 28,595,431   $        --   $   229,836   $ 7,236,888   $ 6,801,232
Aggregate gross unrealized depreciation........    (1,767,184)           --       (45,638)     (266,522)     (616,364)
                                                 ------------   -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation).....  $ 26,828,247   $        --   $   184,198   $ 6,970,366   $ 6,184,868
                                                 ============   ===========   ===========   ===========   ===========
Aggregate cost of securities for federal income
 tax purposes..................................  $171,644,227.. $54,440,564   $16,596,014   $36,086,018   $27,924,846
                                                 ============   ===========   ===========   ===========   ===========
Capital loss carryover (available to offset
 possible future capital gains.) The carryover
 expires as follows: Bond Portfolio--$48,885 in
 2002; $125,017 in 2004; Common Stock Portfolio
 $22,148 in 2004...............................  $         --   $        --   $  (173,902)  $        --   $        --
                                                 ============   ===========   ===========   ===========   ===========

                                                                   COMMON      SENTINEL
                                                 INTERNATIONAL     STOCK        GROWTH
                                                   PORTFOLIO     PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation........   $ 5,977,111    $  781,212   $  711,518
Aggregate gross unrealized depreciation........    (2,463,287)      (81,275)    (160,631)
                                                  -----------    ----------   ----------
Net unrealized appreciation (depreciation).....   $ 3,513,824    $  699,937   $  550,887
                                                  ===========    ==========   ==========
Aggregate cost of securities for federal income
 tax purposes..................................   $45,772,186    $5,845,287   $5,102,118
                                                  ===========    ==========   ==========
Capital loss carryover (available to offset
 possible future capital gains.) The carryover
 expires as follows: Bond Portfolio--$48,885 in
 2002; $125,017 in 2004; Common Stock Portfolio
 $22,148 in 2004...............................   $        --    $  (22,148)  $       --
                                                  ===========    ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS

On December 31, 1996, there were 200 million shares of $0.01 par value capital stock authorized for the Fund. The shares of capital stock are divided into eight series: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Common Stock Portfolio and Sentinel Growth Portfolio. The Growth Portfolio consists of 15 million shares, the Money Market Portfolio consists of 75 million shares; each of the other series consists of 5 million shares.

Transactions in capital stock for the year ended December 31, 1996 were as follows:(1)

                                                          GROWTH PORTFOLIO              MONEY MARKET              BOND PORTFOLIO
                                                                                         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                       SHARES        AMOUNT        SHARES         AMOUNT       SHARES      AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold.........................................  1,276,805   $ 20,944,472    82,625,391   $ 82,625,391    382,375  $ 4,040,320
Shares redeemed.....................................   (981,738)   (16,125,158)  (65,247,831)   (65,247,831)  (173,162)  (1,831,517)
Shares reinvested...................................    803,008     12,727,734     2,204,012      2,204,012     83,086      874,882
                                                      ---------    -----------   -----------    -----------   --------  -----------
Net contributions from affiliated insurance
 companies..........................................  1,098,075   $ 17,547,048    19,581,572   $ 19,581,572    292,299  $ 3,083,685
                                                      =========    ===========   ===========    ===========   ========  ===========

                                                        MANAGED PORTFOLIO

---------------------------------------------------------------------------
                                                       SHARES      AMOUNT
---------------------------------------------------------------------------
Shares sold.........................................   506,385   $ 7,070,251
Shares redeemed.....................................  (296,312)   (4,126,398)
Shares reinvested...................................   209,781     2,862,232
                                                      --------    ----------
Net contributions from affiliated insurance
 companies..........................................   419,854   $ 5,806,085
                                                      ========    ==========

                                                                     AGGRESSIVE             INTERNATIONAL        COMMON
                                                                       GROWTH                 PORTFOLIO           STOCK
                                                                     PORTFOLIO                                   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                                SHARES      AMOUNT       SHARES      AMOUNT      SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold..................................................   441,008   $ 7,446,728    987,809   $12,532,647   577,728
Shares redeemed..............................................  (156,497)   (2,640,322)  (218,584)   (2,776,249)   (2,588)
Shares reinvested............................................   185,719     2,824,782    180,866     2,235,504     5,127
                                                               ---------  -----------   ---------- -----------   --------
Net contributions from affiliated insurance companies........   470,230   $ 7,631,188    950,091   $11,991,902   580,267
                                                               =========  ===========   =========== ===========  ========

                                                                               SENTINEL GROWTH
                                                                                  PORTFOLIO

------------------------------------------------------------------------------------------------
                                                                 AMOUNT      SHARES      AMOUNT
------------------------------------------------------------------------------------------------
Shares sold..................................................  $ 5,835,026   508,648   $5,090,047
Shares redeemed..............................................      (27,950)     (377)      (4,012)
Shares reinvested............................................       53,716        --           --
                                                               -----------   --------  ----------
Net contributions from affiliated insurance companies........  $ 5,860,792   508,271   $5,086,035
                                                               ===========   ========  ==========

Transactions in capital stock for the year ended December 31, 1995 were as follows:

                               GROWTH PORTFOLIO                MONEY MARKET               BOND PORTFOLIO        MANAGED
                                                                PORTFOLIO                                       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                             SHARES        AMOUNT         SHARES         AMOUNT        SHARES       AMOUNT       SHARES
------------------------------------------------------------------------------------------------------------------------
Shares sold.............    1,376,728    $20,320,117     52,460,129    $52,460,129     305,883    $3,174,938     340,442
Shares redeemed.........     (672,833)    (9,960,717)   (40,303,780)   (40,303,780)   (106,040)   (1,100,615)   (375,720)
Shares reinvested.......      961,190     12,873,047      1,419,246      1,419,246      72,305       736,126     114,456
                            ---------    ------------   -----------    ------------   --------    -----------    -------
Net contributions from
 affiliated insurance
 companies..............    1,665,085    $23,232,447     13,575,595    $13,575,595     272,148    $2,810,449      79,178
                            =========    ============   ===========    ============   ========    ===========    =======

                                              AGGRESSIVE               INTERNATIONAL
                                                GROWTH                   PORTFOLIO
-----------------------------------------------------------------------------------------
                            AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------------------------------
Shares sold.............  $4,456,504     489,394    $8,017,391     861,466    $10,317,408
Shares redeemed.........  (4,884,534)   (125,984)   (2,042,558)   (341,090)    (4,145,863)
Shares reinvested.......   1,447,739       8,772       131,841      76,064        848,113
                          -----------    -------    -----------   --------    -----------
Net contributions from
 affiliated insurance
 companies..............  $1,019,709     372,182    $6,106,674     596,440    $ 7,019,658
                          ===========    =======    ===========   ========    ===========

(1) The Common Stock and Sentinel Growth Portfolios commenced operations on 03/18/96.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

8. PRINCIPAL UNDERWRITER

1717 Capital Management Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. 1717 Capital Management Company is an indirect wholly-owned subsidiary of PMLIC.

9. SUBSEQUENT DIVIDEND

On December 30, 1996 the Board of Directors declared the following net investment income and capital gain dividends to shareholders of record on December 31, 1996, ex-dividend date January 3, 1997, payable on January 6, 1997 as follows:

                           TOTAL                     PER SHARE
                 -------------------------     ---------------------
                    NET                           NET
                 INVESTMENT      CAPITAL       INVESTMENT    CAPITAL
  PORTFOLIO        INCOME         GAIN           INCOME       GAIN
--------------   ----------    -----------     ----------    -------
Growth........   $1,231,153    $23,067,603       $.1120      $2.0984
Bond..........      267,713             --        .1671           --
Managed.......      384,437        344,551        .1300        .1165
Aggressive
 Growth.......      326,522         64,760        .1774        .0352
International...    427,579      3,347,494        .1125        .8808
Common Stock..       26,043             --        .0449           --
Sentinel
 Growth.......       23,408          3,259        .0461        .0064

                             [PROVIDENT MUTUAL LOGO


                                 [POSTAGE LOGO]



                                 ANNUAL REPORT
                               December 31, 1996
                               -----------------


                             PROVIDENT MUTUAL LIFE
                               INSURANCE COMPANY
                           VARIABLE SEPARATE ACCOUNTS


                              MARKET STREET FUND, INC.


                        VARIABLE LIFE INSURANCE POLICIES
                        --------------------------------